UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

March 31, 2016

O1T-QTLY-0516
1.951056.103

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 22.3%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.	28,300	$933,334
Automobiles - 1.4%
Fuji Heavy Industries Ltd.	31,500	1,112,555
General Motors Co.	278,500	8,753,255
Honda Motor Co. Ltd.	20,300	555,024
Mahindra & Mahindra Ltd. (a)	258,425	4,722,287
Maruti Suzuki India Ltd. (a)	111,827	6,272,473
Tesla Motors, Inc. (a)(b)	268,316	61,650,967
		83,066,561
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	65,007	4,211,153
New Oriental Education & Technology Group, Inc. sponsored ADR	15,900	549,981
ServiceMaster Global Holdings, Inc. (a)	53,040	1,998,547
Weight Watchers International, Inc. (a)	317,000	4,606,010
		11,365,691
Hotels, Restaurants & Leisure - 4.7%
ARAMARK Holdings Corp.	190,500	6,309,360
Chipotle Mexican Grill, Inc. (a)	95,514	44,984,229
Compass Group PLC	92,500	1,630,626
Domino's Pizza, Inc.	71,178	9,385,531
Hilton Worldwide Holdings, Inc.	23,900	538,228
Marriott International, Inc. Class A (b)	410,100	29,190,918
McDonald's Corp.	32,200	4,046,896
Panera Bread Co. Class A (a)	8,800	1,802,504
Popeyes Louisiana Kitchen, Inc. (a)	52,300	2,722,738
Starbucks Corp.	2,584,200	154,276,740
Vail Resorts, Inc.	17,140	2,291,618
Whitbread PLC	244,891	13,928,298
		271,107,686
Household Durables - 0.2%
D.R. Horton, Inc.	28,800	870,624
Lennar Corp. Class A	52,500	2,538,900
Mohawk Industries, Inc. (a)	35,400	6,757,860
		10,167,384
Internet & Catalog Retail - 5.9%
Amazon.com, Inc. (a)	321,317	190,746,624
Netflix, Inc. (a)	565,873	57,849,197
Priceline Group, Inc. (a)	54,950	70,828,352
TripAdvisor, Inc. (a)	288,505	19,185,583
Wayfair LLC Class A (a)	47,504	2,053,123
		340,662,879
Leisure Products - 0.2%
Hasbro, Inc.	36,400	2,915,640
Mattel, Inc.	143,900	4,837,918
		7,753,558
Media - 2.4%
Altice NV Class A (a)	86,570	1,542,635
CBS Corp. Class B	86,600	4,770,794
Charter Communications, Inc. Class A (a)(b)	55,600	11,255,108
Interpublic Group of Companies, Inc.	189,403	4,346,799
Liberty Broadband Corp.:
Class A (a)	86,399	5,024,966
Class C (a)	164,374	9,525,473
Liberty Global PLC:
Class A (a)	475,852	18,320,302
LiLAC Class A (a)	34,757	1,218,580
LiLAC Class C (a)	26,262	994,805
Liberty Media Corp. Class C (a)	690,196	26,289,566
Lions Gate Entertainment Corp.	59,445	1,298,873
Naspers Ltd. Class N	22,600	3,154,930
RELX PLC	33,700	626,317
Sirius XM Holdings, Inc. (a)(b)	582,601	2,301,274
The Walt Disney Co.	505,400	50,191,274
		140,861,696
Multiline Retail - 0.6%
Dollar General Corp.	41,422	3,545,723
Dollar Tree, Inc. (a)	166,800	13,754,328
Dollarama, Inc.	24,000	1,688,824
JC Penney Corp., Inc. (a)	33,600	371,616
Next PLC	99,241	7,696,884
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	388,119	9,093,628
		36,151,003
Specialty Retail - 3.3%
AutoNation, Inc. (a)	19,300	900,924
AutoZone, Inc. (a)	30,402	24,220,969
Home Depot, Inc.	312,100	41,643,503
L Brands, Inc.	51,000	4,478,310
O'Reilly Automotive, Inc. (a)	132,981	36,391,580
TJX Companies, Inc.	989,227	77,505,935
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	24,400	4,727,256
		189,868,477
Textiles, Apparel & Luxury Goods - 3.4%
adidas AG	20,500	2,393,598
Coach, Inc.	276,200	11,072,858
NIKE, Inc. Class B	2,031,450	124,873,232
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	712,700	60,458,341
		198,798,029

TOTAL CONSUMER DISCRETIONARY		1,290,736,298

CONSUMER STAPLES - 7.8%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)(b)	124,232	22,991,616
Coca-Cola Bottling Co. Consolidated	88,000	14,058,880
Constellation Brands, Inc. Class A (sub. vtg.)	62,400	9,428,016
Kweichow Moutai Co. Ltd.	18,100	695,036
Molson Coors Brewing Co. Class B	66,200	6,367,116
Monster Beverage Corp.	27,300	3,641,274
PepsiCo, Inc.	27,900	2,859,192
The Coca-Cola Co.	316,800	14,696,352
		74,737,482
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	85,800	3,818,472
Costco Wholesale Corp.	282,000	44,437,560
CVS Health Corp.	220,300	22,851,719
Sprouts Farmers Market LLC (a)	38,700	1,123,848
Sysco Corp.	85,300	3,986,069
		76,217,668
Food Products - 1.6%
Amplify Snack Brands, Inc.	173,000	2,477,360
Associated British Foods PLC	983,701	47,316,030
General Mills, Inc.	400	25,340
Mondelez International, Inc.	581,065	23,312,328
Pinnacle Foods, Inc.	103,700	4,633,316
The Kraft Heinz Co.	57,700	4,532,912
TreeHouse Foods, Inc. (a)	82,700	7,174,225
		89,471,511
Household Products - 1.7%
Colgate-Palmolive Co.	1,323,315	93,492,205
Procter & Gamble Co.	66,000	5,432,460
Spectrum Brands Holdings, Inc.	18,037	1,971,083
		100,895,748
Personal Products - 1.9%
Estee Lauder Companies, Inc. Class A	1,135,936	107,130,124
L'Oreal SA (a)	11,478	2,056,426
		109,186,550

TOTAL CONSUMER STAPLES		450,508,959

ENERGY - 1.9%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	384,864	28,383,720
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	23,000	1,071,110
Birchcliff Energy Ltd. (a)	163,800	667,182
Canadian Natural Resources Ltd.	302,400	8,179,644
Concho Resources, Inc. (a)	4,519	456,600
Continental Resources, Inc. (a)(b)	77,100	2,340,756
Diamondback Energy, Inc.	75,400	5,819,372
EOG Resources, Inc.	515,824	37,438,506
Exxon Mobil Corp.	46,700	3,903,653
Murphy Oil Corp.	10,100	254,419
Occidental Petroleum Corp.	7,500	513,225
Par Petroleum Corp. (a)	2,200	41,272
PDC Energy, Inc. (a)	26,000	1,545,700
Phillips 66 Co.	93,500	8,096,165
Pioneer Natural Resources Co.	18,130	2,551,616
PrairieSky Royalty Ltd.	66,200	1,255,952
TAG Oil Ltd. (a)	1,137,300	630,495
Tesoro Corp.	20,700	1,780,407
Valero Energy Corp.	106,600	6,837,324
		83,383,398

TOTAL ENERGY		111,767,118

FINANCIALS - 9.9%
Banks - 3.6%
Banco Santander Chile sponsored ADR	175,900	3,403,665
Bank of America Corp.	348,900	4,717,128
Citigroup, Inc.	1,310,227	54,701,977
HDFC Bank Ltd. sponsored ADR	390,247	24,050,923
JPMorgan Chase & Co.	180,588	10,694,421
Kotak Mahindra Bank Ltd.	355,255	3,649,601
Wells Fargo & Co.	2,197,894	106,290,154
		207,507,869
Capital Markets - 0.4%
BlackRock, Inc. Class A	46,153	15,718,327
Oaktree Capital Group LLC Class A	188,190	9,283,413
		25,001,740
Consumer Finance - 0.1%
LendingClub Corp. (a)(b)	362,957	3,012,543
Synchrony Financial (a)	213,798	6,127,451
		9,139,994
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class A (a)	861	183,780,450
Broadcom Ltd.	407,200	62,912,400
IntercontinentalExchange, Inc.	8,000	1,881,120
MarketAxess Holdings, Inc.	9,400	1,173,402
Markit Ltd. (a)	51,400	1,816,990
McGraw Hill Financial, Inc.	102,816	10,176,728
MSCI, Inc. Class A	37,200	2,755,776
		264,496,866
Insurance - 0.7%
Admiral Group PLC	26,100	743,350
AIA Group Ltd.	230,400	1,305,353
Chubb Ltd.	201,605	24,021,236
Direct Line Insurance Group PLC	714,441	3,798,681
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,500	6,437,963
Marsh & McLennan Companies, Inc.	55,978	3,402,903
		39,709,486
Real Estate Investment Trusts - 0.5%
American Tower Corp.	74,600	7,636,802
Equinix, Inc.	14,100	4,663,011
Equity Residential (SBI)	141,100	10,586,733
Public Storage	14,200	3,916,786
		26,803,332
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	9,726	280,303
WeWork Companies, Inc. Class A (a)(c)	36,005	1,807,172
		2,087,475

TOTAL FINANCIALS		574,746,762

HEALTH CARE - 12.3%
Biotechnology - 4.0%
Aduro Biotech, Inc.	14,752	188,973
Agios Pharmaceuticals, Inc. (a)	69,097	2,805,338
Anacor Pharmaceuticals, Inc. (a)	15,900	849,855
BeiGene Ltd. ADR	10,000	293,100
Biogen, Inc. (a)	130,302	33,920,217
Celgene Corp. (a)	133,600	13,372,024
Cidara Therapeutics, Inc. (b)	286,400	3,637,280
Enanta Pharmaceuticals, Inc. (a)	74,626	2,191,766
Genmab A/S (a)	36,500	5,058,219
Gilead Sciences, Inc.	1,408,395	129,375,165
Intrexon Corp. (a)(b)	171,250	5,803,663
NantKwest, Inc. (a)(b)	28,900	237,558
Neurocrine Biosciences, Inc. (a)	144,742	5,724,546
OvaScience, Inc. (a)(b)	1,097,674	10,416,926
Regeneron Pharmaceuticals, Inc. (a)	50,200	18,094,088
TESARO, Inc. (a)	6,600	290,598
uniQure B.V. (a)	54,800	651,024
		232,910,340
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	13,800	566,904
Becton, Dickinson & Co.	82,753	12,563,560
Boston Scientific Corp. (a)	1,620,600	30,483,486
C.R. Bard, Inc.	41,178	8,345,545
Dentsply Sirona, Inc.	150,516	9,276,301
DexCom, Inc. (a)	162,535	11,037,752
Edwards Lifesciences Corp. (a)	213,830	18,861,944
Hologic, Inc. (a)	32,800	1,131,600
Intuitive Surgical, Inc. (a)	24,300	14,605,515
Medtronic PLC	404,581	30,343,575
Nevro Corp. (a)	25,100	1,412,126
Olympus Corp.	12,400	482,029
Penumbra, Inc. (a)	17,500	805,000
Stryker Corp.	46,910	5,032,974
Teleflex, Inc.	3,800	596,638
		145,544,949
Health Care Providers & Services - 2.9%
Aetna, Inc.	40,100	4,505,235
Cigna Corp.	49,001	6,724,897
Henry Schein, Inc. (a)	440,197	75,991,208
Surgical Care Affiliates, Inc. (a)	29,653	1,372,341
UnitedHealth Group, Inc.	620,166	79,939,397
		168,533,078
Health Care Technology - 0.1%
Cerner Corp. (a)	111,077	5,882,638
Life Sciences Tools & Services - 1.0%
Bruker Corp.	31,300	876,400
Eurofins Scientific SA	400	146,721
Mettler-Toledo International, Inc. (a)	65,438	22,560,405
Thermo Fisher Scientific, Inc.	152,819	21,637,642
Waters Corp. (a)	97,065	12,804,815
		58,025,983
Pharmaceuticals - 1.8%
Aralez Pharmaceuticals, Inc. (a)	240,097	852,344
Astellas Pharma, Inc.	322,100	4,280,551
Bristol-Myers Squibb Co.	709,132	45,299,352
Eli Lilly & Co.	90,800	6,538,508
Intra-Cellular Therapies, Inc. (a)	22,500	625,500
Jiangsu Hengrui Medicine Co. Ltd.	75,668	554,163
Johnson & Johnson	83,100	8,991,420
Novo Nordisk A/S Series B	19,700	1,066,826
Teva Pharmaceutical Industries Ltd. sponsored ADR	631,960	33,816,180
		102,024,844

TOTAL HEALTH CARE		712,921,832

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
General Dynamics Corp.	25,617	3,365,305
Honeywell International, Inc.	26,549	2,974,815
Northrop Grumman Corp.	28,320	5,604,528
Raytheon Co.	30,000	3,678,900
Saab AB (B Shares)	16,500	565,836
Space Exploration Technologies Corp. Class A (a)(c)	10,959	1,056,667
The Boeing Co.	27,500	3,490,850
		20,736,901
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	91,945	6,825,077
FedEx Corp.	64,200	10,446,624
		17,271,701
Airlines - 1.4%
Alaska Air Group, Inc.	54,343	4,457,213
Ryanair Holdings PLC sponsored ADR	274,504	23,557,933
Southwest Airlines Co.	1,140,800	51,107,840
United Continental Holdings, Inc. (a)	29,000	1,735,940
		80,858,926
Building Products - 0.4%
ASSA ABLOY AB (B Shares)	195,200	3,843,000
Fortune Brands Home & Security, Inc.	155,769	8,729,295
Masco Corp.	230,849	7,260,201
Toto Ltd.	116,000	3,617,753
		23,450,249
Electrical Equipment - 0.2%
Acuity Brands, Inc.	61,498	13,415,174
Industrial Conglomerates - 1.5%
3M Co.	126,377	21,058,200
Danaher Corp.	444,220	42,138,709
General Electric Co.	691,484	21,982,276
		85,179,185
Machinery - 0.2%
Deere & Co.	33,100	2,548,369
Fanuc Corp.	1,400	216,816
Illinois Tool Works, Inc.	20,604	2,110,674
Ingersoll-Rand PLC	9,300	576,693
PACCAR, Inc.	65,859	3,601,829
Rational AG	2,700	1,443,073
Xylem, Inc.	21,400	875,260
		11,372,714
Professional Services - 0.5%
Equifax, Inc.	204,465	23,368,305
IHS, Inc. Class A (a)	7,500	931,200
Robert Half International, Inc.	53,212	2,478,615
Verisk Analytics, Inc. (a)	1,200	95,904
		26,874,024
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	37,900	5,035,338
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	270,719	8,695,494
Bunzl PLC	13,000	377,719
Fastenal Co. (b)	11,700	573,300
HD Supply Holdings, Inc. (a)	220,237	7,283,238
		16,929,751

TOTAL INDUSTRIALS		301,123,963

INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	303,600	8,643,492
Motorola Solutions, Inc.	85,500	6,472,350
Palo Alto Networks, Inc. (a)	3,600	587,304
		15,703,146
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,273,502	73,633,886
CDW Corp.	118,100	4,901,150
Fitbit, Inc.	19,243	291,531
IPG Photonics Corp. (a)	143,245	13,762,980
Keyence Corp.	2,300	1,254,583
		93,844,130
Internet Software & Services - 15.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	25,000	1,975,750
Alphabet, Inc.:
Class A	207,961	158,653,447
Class C	184,143	137,177,328
Facebook, Inc. Class A (a)	4,996,194	570,065,734
LogMeIn, Inc. (a)	26,885	1,356,617
Rightmove PLC	25,111	1,518,726
Stamps.com, Inc. (a)	40,081	4,259,809
SurveyMonkey (a)(c)	458,038	3,929,966
Tencent Holdings Ltd.	101,100	2,066,926
WebMD Health Corp. (a)	38,000	2,379,940
		883,384,243
IT Services - 6.1%
Accenture PLC Class A	90,791	10,477,281
ASAC II LP (a)(c)	1,788,160	41,698,820
Cognizant Technology Solutions Corp. Class A (a)	134,698	8,445,565
Fiserv, Inc. (a)	75,100	7,703,758
Gartner, Inc. Class A (a)	35,783	3,197,211
Global Payments, Inc.	109,600	7,156,880
MasterCard, Inc. Class A	1,422,910	134,464,995
PayPal Holdings, Inc. (a)	910,400	35,141,440
Total System Services, Inc.	23,700	1,127,646
Vantiv, Inc. (a)	21,600	1,163,808
Visa, Inc. Class A	1,360,360	104,040,333
		354,617,737
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.	34,600	2,047,974
ARM Holdings PLC	180,700	2,631,227
First Solar, Inc. (a)	32,200	2,204,734
KLA-Tencor Corp.	1,800	131,058
Lam Research Corp.	96,000	7,929,600
Maxim Integrated Products, Inc.	14,500	533,310
NVIDIA Corp.	15,800	562,954
Qualcomm, Inc.	47,300	2,418,922
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	418,457	10,963,573
Xilinx, Inc.	66,600	3,158,838
		32,582,190
Software - 6.3%
Activision Blizzard, Inc.	44,200	1,495,728
Adobe Systems, Inc. (a)	564,027	52,905,733
Atlassian Corp. PLC	2,100	52,815
Check Point Software Technologies Ltd. (a)	56,300	4,924,561
Electronic Arts, Inc. (a)	400,300	26,463,833
Intuit, Inc.	61,395	6,385,694
Microsoft Corp.	1,078,700	59,576,601
Mobileye NV (a)(b)	38,488	1,435,218
RealPage, Inc. (a)	42,400	883,616
Salesforce.com, Inc. (a)	1,744,245	128,777,608
ServiceNow, Inc. (a)	126,160	7,718,469
Ultimate Software Group, Inc. (a)	292,349	56,569,532
Workday, Inc. Class A (a)	251,760	19,345,238
		366,534,646
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	1,219,863	132,952,868
Pure Storage, Inc.:
Class A (a)(b)	66,600	911,754
Class B	92,626	1,255,369
Xaar PLC	175,812	1,230,986
		136,350,977

TOTAL INFORMATION TECHNOLOGY		1,883,017,069

MATERIALS - 2.9%
Chemicals - 2.0%
Agrium, Inc.	1,300	114,780
Air Products & Chemicals, Inc.	30,777	4,433,427
Frutarom Industries Ltd.	10,300	540,193
LyondellBasell Industries NV Class A	44,500	3,808,310
Olin Corp.	22,400	389,088
PPG Industries, Inc.	562,764	62,742,558
Sherwin-Williams Co.	152,800	43,497,576
		115,525,932
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	38,377	6,121,515
Vulcan Materials Co.	5,500	580,635
		6,702,150
Containers & Packaging - 0.1%
Ball Corp.	47,500	3,386,275
Sealed Air Corp.	60,240	2,892,122
		6,278,397
Metals & Mining - 0.7%
B2Gold Corp. (a)	1,135,802	1,888,995
Barrick Gold Corp.	49,500	672,323
Detour Gold Corp. (a)	87,300	1,374,618
Franco-Nevada Corp.	250,000	15,353,224
Ivanhoe Mines Ltd. (a)	1,649,100	1,066,598
Kirkland Lake Gold, Inc. (a)	1,010,200	6,510,394
Newcrest Mining Ltd. (a)	614,315	7,949,832
Novagold Resources, Inc. (a)	400,300	2,028,084
Premier Gold Mines Ltd. (a)	923,100	2,203,357
Primero Mining Corp. (a)	439,300	798,266
Randgold Resources Ltd. sponsored ADR	31,417	2,852,978
		42,698,669

TOTAL MATERIALS		171,205,148

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Nippon Telegraph & Telephone Corp.	24,600	1,062,659
Wireless Telecommunication Services - 0.1%
KDDI Corp.	20,500	546,956
T-Mobile U.S., Inc. (a)	177,981	6,816,672
		7,363,628

TOTAL TELECOMMUNICATION SERVICES		8,426,287

TOTAL COMMON STOCKS
(Cost $3,735,574,154)		5,504,453,436

Convertible Preferred Stocks - 2.7%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(c)	30,930	3,699,847
Series E (c)	13,964	1,670,374
		5,370,221
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(c)	1,349,024	5,477,037

TOTAL CONSUMER DISCRETIONARY		10,847,258

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	240,116	3,500,891
FINANCIALS - 0.4%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	2,372,991	6,501,995
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (c)	324,048	16,264,698

TOTAL FINANCIALS		22,766,693

HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc. Series E (c)	41,008	369,072
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	418,866	2,829,335

TOTAL HEALTH CARE		3,198,407

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(c)	32,066	3,091,804
INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.1%
Dropbox, Inc. Series C (a)(c)	394,740	4,357,930
Pinterest, Inc.:
Series E, 8.00% (a)(c)	2,594,015	22,360,409
Series F, 8.00% (a)(c)	2,122,845	18,298,924
Series G, 8.00% (a)(c)	369,335	3,183,668
Uber Technologies, Inc. Series D, 8.00% (a)(c)	264,940	12,921,714
		61,122,645
IT Services - 0.0%
Nutanix, Inc. Series E (a)(c)	171,960	2,266,433
Software - 0.8%
Cloudera, Inc. Series F (a)(c)	70,040	1,725,786
Cloudflare, Inc. Series D (a)(c)	246,150	1,154,444
Delphix Corp. Series D (c)	204,875	981,351
Magic Leap, Inc.:
Series B, 8.00% (a)(c)	1,675,597	38,594,026
Series C (c)	15,286	352,082
Snapchat, Inc. Series F (c)	100,900	3,099,648
Twilio, Inc. Series E (c)	162,109	2,115,522
		48,022,859

TOTAL INFORMATION TECHNOLOGY		111,411,937

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(c)	146,461	827,505
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $97,370,899)		155,644,495
	Principal Amount	Value

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	2,726,588	2,729,314
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (d)	1,388,025	1,382,820
TOTAL BANK LOAN OBLIGATIONS
(Cost $4,075,479)		4,112,134
	Shares	Value

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.39% (e)	174,351,149	174,351,149
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	190,008,481	190,008,481
TOTAL MONEY MARKET FUNDS
(Cost $364,359,630)		364,359,630
TOTAL INVESTMENT PORTFOLIO - 104.0%
(Cost $4,201,380,162)		6,028,569,695
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(230,284,395)
NET ASSETS - 100%		$5,798,285,300

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,137,119 or 3.5% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$444,005
Airbnb, Inc. Series D	4/16/14	$1,259,254
Airbnb, Inc. Series E	6/29/15	$1,299,970
Altiostar Networks, Inc. Series D	1/7/15	$1,800,006
ASAC II LP	10/10/13	$17,881,600
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$6,232,491
Blue Apron, Inc. Series D	5/18/15	$3,200,002
Cloudera, Inc. Series F	2/5/14	$1,019,782
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$1,533,709
Delphix Corp. Series D	7/10/15	$1,843,875
Dropbox, Inc. Series C	1/30/14	$7,540,008
Magic Leap, Inc. Series B, 8.00%	10/17/14	$19,369,901
Magic Leap, Inc. Series C	12/23/15	$352,082
Mulberry Health, Inc. Series A8	1/20/16	$2,829,335
Nutanix, Inc. Series E	8/26/14	$2,303,662
Oportun Finance Corp. Series H	2/6/15	$6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$2,651,490
Snapchat, Inc. Series F	2/12/16	$3,099,648
Space Exploration Technologies Corp. Class A	10/16/15	$975,351
Space Exploration Technologies Corp. Series G	1/20/15	$2,483,832
SurveyMonkey	12/15/14	$7,534,725
Twilio, Inc. Series E	4/24/15	$1,833,453
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,110,027
WeWork Companies, Inc. Class A	6/23/15	$1,184,189
WeWork Companies, Inc. Series E	6/23/15	$10,657,799

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,823
Fidelity Securities Lending Cash Central Fund	839,513
Total	$955,336

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,301,583,556	$1,286,157,050	$4,579,248	$10,847,258
Consumer Staples	454,009,850	450,508,959	--	3,500,891
Energy	111,767,118	111,767,118	--	--
Financials	597,513,455	569,289,989	3,649,601	24,573,865
Health Care	716,120,239	707,574,455	5,347,377	3,198,407
Industrials	304,215,767	296,007,480	4,059,816	4,148,471
Information Technology	1,994,429,006	1,831,434,761	5,953,522	157,040,723
Materials	171,205,148	163,255,316	7,949,832	--
Telecommunication Services	9,253,792	6,816,672	1,609,615	827,505
Bank Loan Obligations	4,112,134	--	4,112,134	--
Money Market Funds	364,359,630	364,359,630	--	--
Total Investments in Securities:	$6,028,569,695	$5,787,171,430	$37,261,145	$204,137,120

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$160,356,921
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(6,415,846)
Cost of Purchases	3,099,648
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$157,040,723
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(6,415,847)
Other Investments in Securities
Beginning Balance	$53,499,864
Net Realized Gain (Loss) on Investment Securities	(1,497,962)
Net Unrealized Gain (Loss) on Investment Securities	2,350,004
Cost of Purchases	2,829,610
Proceeds of Sales	(10,085,119)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$47,096,397
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$778,533

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$204,137,120	Discounted cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase
		Entity valuation	Discount for lack of marketability	10.0%	Decrease
			Entity valuation	$23.32	Increase
		Last transaction price	Transaction price	$6.75 - $96.42 / $36.85	Increase
		Market comparable	Discount rate	3.0% - 25.0% / 13.8%	Decrease
			P/E multiple	10.8 - 14.0 / 12.5	Increase
			EV/EBITDA multiple	14.3	Increase
			EV/Sales multiple	1.3 - 12.6 / 6.5	Increase
			Discount for lack of marketability	15.0% - 25.0% / 17.6%	Decrease
			Premium rate	10.0% - 235.0% /103.8%	Increase
			EV/GP multiple	4.3	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $4,213,557,877. Net unrealized appreciation aggregated $1,815,011,818, of which $1,901,681,606 related to appreciated investment securities and $86,669,788 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Opportunistic Insights Fund

March 31, 2016

AO1TI-QTLY-0516
1.950955.103

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 26.4%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.	4,200	$138,516
Automobiles - 1.3%
Fuji Heavy Industries Ltd.	4,700	166,000
General Motors Co.	61,900	1,945,517
Honda Motor Co. Ltd.	3,000	82,023
Tesla Motors, Inc. (a)(b)	38,369	8,816,045
		11,009,585
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	8,800	570,064
New Oriental Education & Technology Group, Inc. sponsored ADR	2,300	79,557
ServiceMaster Global Holdings, Inc. (a)	8,700	327,816
Weight Watchers International, Inc. (a)	47,200	685,816
		1,663,253
Hotels, Restaurants & Leisure - 4.7%
ARAMARK Holdings Corp.	26,000	861,120
Chipotle Mexican Grill, Inc. (a)	16,729	7,878,857
Compass Group PLC	13,600	239,746
Domino's Pizza, Inc.	10,400	1,371,344
Hilton Worldwide Holdings, Inc.	1,800	40,536
Marriott International, Inc. Class A (b)	56,300	4,007,434
McDonald's Corp.	4,800	603,264
Panera Bread Co. Class A (a)	1,300	266,279
Popeyes Louisiana Kitchen, Inc. (a)	7,700	400,862
Starbucks Corp.	358,320	21,391,704
Vail Resorts, Inc.	2,800	374,360
Whitbread PLC	33,775	1,920,970
		39,356,476
Household Durables - 0.2%
D.R. Horton, Inc.	4,300	129,989
Lennar Corp. Class A	7,500	362,700
Mohawk Industries, Inc. (a)	4,900	935,410
		1,428,099
Internet & Catalog Retail - 10.7%
Amazon.com, Inc. (a)	83,893	49,802,241
Netflix, Inc. (a)	191,927	19,620,697
Priceline Group, Inc. (a)	13,300	17,143,168
TripAdvisor, Inc. (a)	43,534	2,895,011
Wayfair LLC Class A (a)	8,900	384,658
		89,845,775
Leisure Products - 0.2%
Hasbro, Inc.	5,400	432,540
Mattel, Inc.	21,200	712,744
		1,145,284
Media - 2.1%
Altice NV Class A (a)	12,835	228,713
CBS Corp. Class B	12,600	694,134
Charter Communications, Inc. Class A (a)(b)	8,100	1,639,683
Interpublic Group of Companies, Inc.	31,700	727,515
Liberty Broadband Corp.:
Class A (a)	11,325	658,662
Class C (a)	19,951	1,156,160
Liberty Global PLC:
Class A (a)	64,648	2,488,948
LiLAC Class A (a)	4,277	149,952
LiLAC Class C (a)	3,602	136,444
Liberty Media Corp. Class C (a)	84,204	3,207,330
Lions Gate Entertainment Corp.	8,700	190,095
Naspers Ltd. Class N	3,000	418,796
RELX PLC	5,100	94,784
Sirius XM Holdings, Inc. (a)(b)	90,500	357,475
The Walt Disney Co.	50,700	5,035,017
		17,183,708
Multiline Retail - 0.6%
Dollar General Corp.	6,106	522,674
Dollar Tree, Inc. (a)	23,600	1,946,056
Dollarama, Inc.	2,800	197,029
JC Penney Corp., Inc. (a)	4,900	54,194
Next PLC	13,700	1,062,538
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	59,400	1,391,742
		5,174,233
Specialty Retail - 3.0%
AutoNation, Inc. (a)	2,500	116,700
AutoZone, Inc. (a)	4,100	3,266,429
Home Depot, Inc.	44,100	5,884,263
L Brands, Inc.	7,600	667,356
O'Reilly Automotive, Inc. (a)	21,134	5,783,530
TJX Companies, Inc.	113,213	8,870,239
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,500	678,090
		25,266,607
Textiles, Apparel & Luxury Goods - 3.4%
adidas AG	3,000	350,283
Coach, Inc.	40,900	1,639,681
NIKE, Inc. Class B	303,590	18,661,677
Under Armour, Inc. Class A (sub. vtg.) (a)	95,100	8,067,333
		28,718,974

TOTAL CONSUMER DISCRETIONARY		220,930,510

CONSUMER STAPLES - 7.3%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)(b)	15,631	2,892,829
Coca-Cola Bottling Co. Consolidated	12,000	1,917,120
Constellation Brands, Inc. Class A (sub. vtg.)	9,500	1,435,355
Kweichow Moutai Co. Ltd.	2,700	103,679
Molson Coors Brewing Co. Class B	9,800	942,564
Monster Beverage Corp.	3,700	493,506
PepsiCo, Inc.	4,100	420,168
The Coca-Cola Co.	47,200	2,189,608
		10,394,829
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,800	525,151
Costco Wholesale Corp.	39,358	6,202,034
CVS Health Corp.	24,224	2,512,756
Sprouts Farmers Market LLC (a)	5,700	165,528
Sysco Corp.	12,600	588,798
		9,994,267
Food Products - 1.4%
Amplify Snack Brands, Inc.	25,515	365,375
Associated British Foods PLC	114,965	5,529,818
General Mills, Inc.	100	6,335
Mondelez International, Inc.	84,635	3,395,556
Pinnacle Foods, Inc.	14,500	647,860
The Kraft Heinz Co.	8,400	659,904
TreeHouse Foods, Inc. (a)	12,100	1,049,675
		11,654,523
Household Products - 1.6%
Colgate-Palmolive Co.	177,957	12,572,662
Procter & Gamble Co.	9,000	740,790
Spectrum Brands Holdings, Inc.	3,000	327,840
		13,641,292
Personal Products - 1.9%
Estee Lauder Companies, Inc. Class A	163,944	15,461,559
L'Oreal SA (a)	1,322	236,853
		15,698,412

TOTAL CONSUMER STAPLES		61,383,323

ENERGY - 2.0%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	55,250	4,074,688
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	4,955	230,754
Birchcliff Energy Ltd. (a)	33,600	136,858
Canadian Natural Resources Ltd.	44,800	1,211,799
Concho Resources, Inc. (a)	900	90,936
Continental Resources, Inc. (a)(b)	12,000	364,320
Diamondback Energy, Inc.	11,300	872,134
EOG Resources, Inc.	72,815	5,284,913
Exxon Mobil Corp.	6,800	568,412
Murphy Oil Corp.	2,100	52,899
Occidental Petroleum Corp.	1,100	75,273
Par Petroleum Corp. (a)	300	5,628
PDC Energy, Inc. (a)	3,800	225,910
Phillips 66 Co.	14,100	1,220,919
Pioneer Natural Resources Co.	3,000	422,220
PrairieSky Royalty Ltd.	9,800	185,926
TAG Oil Ltd. (a)	158,192	87,698
Tesoro Corp.	2,900	249,429
Valero Energy Corp.	15,000	962,100
		12,248,128

TOTAL ENERGY		16,322,816

FINANCIALS - 9.2%
Banks - 3.2%
Banco Santander Chile sponsored ADR	24,100	466,335
Bank of America Corp.	53,400	721,968
Citigroup, Inc.	183,673	7,668,348
HDFC Bank Ltd. sponsored ADR	55,087	3,395,012
JPMorgan Chase & Co.	27,400	1,622,628
Wells Fargo & Co.	275,104	13,304,029
		27,178,320
Capital Markets - 0.5%
BlackRock, Inc. Class A	8,147	2,774,624
Oaktree Capital Group LLC Class A	26,108	1,287,908
		4,062,532
Consumer Finance - 0.2%
LendingClub Corp. (a)(b)	63,110	523,813
Synchrony Financial (a)	39,328	1,127,140
		1,650,953
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class A (a)	111	23,692,950
Broadcom Ltd.	42,800	6,612,600
IntercontinentalExchange, Inc.	1,900	446,766
MarketAxess Holdings, Inc.	1,400	174,762
Markit Ltd. (a)	7,500	265,125
McGraw Hill Financial, Inc.	20,153	1,994,744
MSCI, Inc. Class A	5,625	416,700
		33,603,647
Insurance - 0.8%
Admiral Group PLC	4,000	113,923
AIA Group Ltd.	23,200	131,442
Chubb Ltd.	28,565	3,403,520
Direct Line Insurance Group PLC	99,900	531,168
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	895,717
Marsh & McLennan Companies, Inc.	22,722	1,381,270
		6,457,040
Real Estate Investment Trusts - 0.5%
American Tower Corp.	11,200	1,146,544
Equinix, Inc.	2,400	793,704
Equity Residential (SBI)	20,000	1,500,600
Public Storage	2,100	579,243
		4,020,091
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,700	48,994
WeWork Companies, Inc. Class A (a)(c)	4,986	250,259
		299,253

TOTAL FINANCIALS		77,271,836

HEALTH CARE - 10.4%
Biotechnology - 2.7%
Agios Pharmaceuticals, Inc. (a)	8,800	357,280
Anacor Pharmaceuticals, Inc. (a)	2,400	128,280
BeiGene Ltd. ADR	1,500	43,965
Celgene Corp. (a)	16,300	1,631,467
Cidara Therapeutics, Inc.	41,897	532,092
Enanta Pharmaceuticals, Inc. (a)	10,374	304,684
Genmab A/S (a)	5,400	748,339
Gilead Sciences, Inc.	136,140	12,505,820
Intrexon Corp. (a)(b)	24,300	823,527
NantKwest, Inc. (a)(b)	7,000	57,540
Neurocrine Biosciences, Inc. (a)	23,774	940,262
OvaScience, Inc. (a)	144,180	1,368,268
Regeneron Pharmaceuticals, Inc. (a)	7,500	2,703,300
TESARO, Inc. (a)	1,900	83,657
uniQure B.V. (a)	7,700	91,476
		22,319,957
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	2,000	82,160
Becton, Dickinson & Co.	11,774	1,787,529
Boston Scientific Corp. (a)	228,300	4,294,323
C.R. Bard, Inc.	6,100	1,236,287
Dentsply Sirona, Inc.	23,651	1,457,611
DexCom, Inc. (a)	26,672	1,811,296
Edwards Lifesciences Corp. (a)	31,388	2,768,735
Hologic, Inc. (a)	4,800	165,600
Intuitive Surgical, Inc. (a)	3,200	1,923,360
Medtronic PLC	56,466	4,234,950
Nevro Corp. (a)	3,700	208,162
Olympus Corp.	1,900	73,859
Penumbra, Inc. (a)	3,700	170,200
Stryker Corp.	7,200	772,488
Teleflex, Inc.	500	78,505
		21,065,065
Health Care Providers & Services - 2.4%
Aetna, Inc.	10,914	1,226,188
Cigna Corp.	6,500	892,060
Henry Schein, Inc. (a)	61,893	10,684,589
Surgical Care Affiliates, Inc. (a)	4,600	212,888
UnitedHealth Group, Inc.	54,834	7,068,103
		20,083,828
Health Care Technology - 0.1%
Cerner Corp. (a)	10,270	543,899
Life Sciences Tools & Services - 1.0%
Bruker Corp.	5,000	140,000
Eurofins Scientific SA	900	330,122
Mettler-Toledo International, Inc. (a)	8,555	2,949,422
Thermo Fisher Scientific, Inc.	20,581	2,914,064
Waters Corp. (a)	15,713	2,072,859
		8,406,467
Pharmaceuticals - 1.7%
Aralez Pharmaceuticals, Inc. (a)	33,173	117,764
Astellas Pharma, Inc.	39,600	526,265
Bristol-Myers Squibb Co.	99,268	6,341,240
Eli Lilly & Co.	13,700	986,537
Intra-Cellular Therapies, Inc. (a)	3,400	94,520
Jiangsu Hengrui Medicine Co. Ltd.	11,300	82,757
Johnson & Johnson	12,400	1,341,680
Novo Nordisk A/S Series B	2,800	151,630
Teva Pharmaceutical Industries Ltd. sponsored ADR	90,100	4,821,251
		14,463,644

TOTAL HEALTH CARE		86,882,860

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.	3,600	472,932
Honeywell International, Inc.	4,100	459,405
Northrop Grumman Corp.	4,300	850,970
Raytheon Co.	4,300	527,309
Saab AB (B Shares)	2,400	82,303
Space Exploration Technologies Corp. Class A (a)(c)	1,487	143,377
The Boeing Co.	4,100	520,454
		3,056,750
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	13,100	972,413
FedEx Corp.	7,700	1,252,944
		2,225,357
Airlines - 1.4%
Alaska Air Group, Inc.	8,600	705,372
Ryanair Holdings PLC sponsored ADR	40,079	3,439,580
Southwest Airlines Co.	162,500	7,280,000
United Continental Holdings, Inc. (a)	4,200	251,412
		11,676,364
Building Products - 0.4%
ASSA ABLOY AB (B Shares)	27,400	539,438
Fortune Brands Home & Security, Inc.	24,517	1,373,933
Masco Corp.	34,315	1,079,207
Toto Ltd.	16,000	499,000
		3,491,578
Electrical Equipment - 0.3%
Acuity Brands, Inc.	10,600	2,312,284
Industrial Conglomerates - 1.6%
3M Co.	28,723	4,786,113
Danaher Corp.	55,520	5,266,627
General Electric Co.	118,534	3,768,196
		13,820,936
Machinery - 0.3%
Deere & Co.	4,100	315,659
Fanuc Corp.	300	46,461
Illinois Tool Works, Inc.	9,993	1,023,683
Ingersoll-Rand PLC	1,300	80,613
PACCAR, Inc.	10,400	568,776
Rational AG	600	320,683
Xylem, Inc.	3,600	147,240
		2,503,115
Professional Services - 0.5%
Equifax, Inc.	31,400	3,588,706
IHS, Inc. Class A (a)	1,127	139,928
Robert Half International, Inc.	7,300	340,034
Verisk Analytics, Inc. (a)	200	15,984
		4,084,652
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	6,400	850,295
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	37,550	1,206,106
Bunzl PLC	2,300	66,827
Fastenal Co. (b)	1,700	83,300
HD Supply Holdings, Inc. (a)	32,900	1,088,003
		2,444,236

TOTAL INDUSTRIALS		46,465,567

INFORMATION TECHNOLOGY - 33.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	44,400	1,264,068
Motorola Solutions, Inc.	13,000	984,100
Palo Alto Networks, Inc. (a)	500	81,570
		2,329,738
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	157,200	9,089,304
CDW Corp.	17,700	734,550
Fitbit, Inc.	3,100	46,965
IPG Photonics Corp. (a)	24,300	2,334,744
Keyence Corp.	300	163,641
		12,369,204
Internet Software & Services - 15.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	2,200	173,866
Alphabet, Inc.:
Class A	42,139	32,147,843
Class C	35,000	26,073,250
Facebook, Inc. Class A (a)	585,706	66,829,053
LogMeIn, Inc. (a)	3,013	152,036
Rightmove PLC	3,939	238,233
Stamps.com, Inc. (a)	7,300	775,844
SurveyMonkey (a)(c)	62,998	540,523
Tencent Holdings Ltd.	12,400	253,510
WebMD Health Corp. (a)	5,619	351,918
		127,536,076
IT Services - 5.6%
Accenture PLC Class A	13,956	1,610,522
ASAC II LP (a)(c)	224,957	5,245,862
Cognizant Technology Solutions Corp. Class A (a)	17,300	1,084,710
Fiserv, Inc. (a)	10,700	1,097,606
Gartner, Inc. Class A (a)	5,400	482,490
Global Payments, Inc.	16,700	1,090,510
MasterCard, Inc. Class A	173,790	16,423,155
PayPal Holdings, Inc. (a)	134,662	5,197,953
Total System Services, Inc.	3,200	152,256
Vantiv, Inc. (a)	3,100	167,028
Visa, Inc. Class A	187,240	14,320,115
		46,872,207
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.	3,900	230,841
ARM Holdings PLC	25,300	368,401
First Solar, Inc. (a)	4,700	321,809
KLA-Tencor Corp.	300	21,843
Lam Research Corp.	14,300	1,181,180
Maxim Integrated Products, Inc.	2,100	77,238
NVIDIA Corp.	2,300	81,949
Qualcomm, Inc.	7,000	357,980
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	70,900	1,857,580
Xilinx, Inc.	9,800	464,814
		4,963,635
Software - 7.8%
Activision Blizzard, Inc.	6,500	219,960
Adobe Systems, Inc. (a)	79,773	7,482,707
Atlassian Corp. PLC	2,100	52,815
Check Point Software Technologies Ltd. (a)	8,200	717,254
Electronic Arts, Inc. (a)	129,300	8,548,023
Intuit, Inc.	7,100	738,471
Microsoft Corp.	160,200	8,847,846
Mobileye NV (a)	2,112	78,756
RealPage, Inc. (a)	7,200	150,048
Salesforce.com, Inc. (a)	355,526	26,248,485
ServiceNow, Inc. (a)	17,011	1,040,733
Ultimate Software Group, Inc. (a)	42,351	8,194,919
Workday, Inc. Class A (a)	36,800	2,827,712
		65,147,729
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	156,241	17,028,707
Pure Storage, Inc.:
Class A (a)(b)	9,900	135,531
Class B	11,508	155,969
Xaar PLC	24,188	169,358
		17,489,565

TOTAL INFORMATION TECHNOLOGY		276,708,154

MATERIALS - 2.5%
Chemicals - 1.5%
Agrium, Inc.	100	8,829
Air Products & Chemicals, Inc.	5,037	725,580
Frutarom Industries Ltd.	1,600	83,913
LyondellBasell Industries NV Class A	6,700	573,386
Olin Corp.	4,000	69,480
PPG Industries, Inc.	44,962	5,012,813
Sherwin-Williams Co.	23,000	6,547,410
		13,021,411
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,600	893,256
Vulcan Materials Co.	800	84,456
		977,712
Containers & Packaging - 0.1%
Ball Corp.	6,500	463,385
Sealed Air Corp.	7,504	360,267
		823,652
Metals & Mining - 0.8%
B2Gold Corp. (a)	160,600	267,100
Barrick Gold Corp.	6,900	93,718
Detour Gold Corp. (a)	12,900	203,122
Franco-Nevada Corp.	36,600	2,247,712
Ivanhoe Mines Ltd. (a)	281,009	181,750
Kirkland Lake Gold, Inc. (a)	154,600	996,344
Newcrest Mining Ltd. (a)	90,893	1,176,244
Novagold Resources, Inc. (a)	61,238	310,257
Premier Gold Mines Ltd. (a)	139,600	333,213
Primero Mining Corp. (a)	60,700	110,300
Randgold Resources Ltd. sponsored ADR	4,900	444,969
		6,364,729

TOTAL MATERIALS		21,187,504

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Nippon Telegraph & Telephone Corp.	3,600	155,511
Wireless Telecommunication Services - 0.1%
KDDI Corp.	3,000	80,042
T-Mobile U.S., Inc. (a)	25,100	961,330
		1,041,372

TOTAL TELECOMMUNICATION SERVICES		1,196,883

TOTAL COMMON STOCKS
(Cost $581,537,217)		808,349,453

Convertible Preferred Stocks - 2.6%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(c)	4,308	515,323
Series E (c)	2,148	256,944
		772,267
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(c)	174,063	706,696

TOTAL CONSUMER DISCRETIONARY		1,478,963

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	30,015	437,619
FINANCIALS - 0.4%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	331,477	908,247
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (c)	44,875	2,252,377

TOTAL FINANCIALS		3,160,624

HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc. Series E (c)	5,172	46,548
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	62,105	419,504

TOTAL HEALTH CARE		466,052

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(c)	4,394	423,669
INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.0%
Dropbox, Inc. Series C (a)(c)	53,923	595,310
Pinterest, Inc.:
Series E, 8.00% (a)(c)	318,795	2,748,013
Series F, 8.00% (a)(c)	331,500	2,857,530
Series G, 8.00% (a)(c)	51,970	447,981
Uber Technologies, Inc. Series D, 8.00% (a)(c)	36,744	1,792,087
		8,440,921
IT Services - 0.0%
Nutanix, Inc. Series E (a)(c)	24,249	319,602
Software - 0.8%
Cloudera, Inc. Series F (a)(c)	9,618	236,988
Cloudflare, Inc. Series D (a)(c)	34,105	159,952
Delphix Corp. Series D (c)	27,980	134,024
Magic Leap, Inc.:
Series B, 8.00% (a)(c)	231,802	5,339,095
Series C (c)	2,268	52,239
Snapchat, Inc. Series F (c)	14,843	455,977
Twilio, Inc. Series E (c)	22,702	296,261
		6,674,536

TOTAL INFORMATION TECHNOLOGY		15,435,059

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(c)	20,342	114,932
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,464,634)		21,516,918
	Principal Amount	Value

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	399,500	399,900
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (d)	194,025	193,297
TOTAL BANK LOAN OBLIGATIONS
(Cost $587,838)		593,197
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.39% (e)	16,742,795	16,742,795
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	17,725,705	17,725,705
TOTAL MONEY MARKET FUNDS
(Cost $34,468,500)		34,468,500
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $630,058,189)		864,928,068
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(27,474,795)
NET ASSETS - 100%		$837,453,273

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,696,939 or 3.3% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$55,999
Airbnb, Inc. Series D	4/16/14	$175,392
Airbnb, Inc. Series E	6/29/15	$199,967
Altiostar Networks, Inc. Series D	1/7/15	$250,003
ASAC II LP	10/10/13	$2,249,570
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$804,171
Blue Apron, Inc. Series D	5/18/15	$400,007
Cloudera, Inc. Series F	2/5/14	$140,038
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$212,499
Delphix Corp. Series D	7/10/15	$251,820
Dropbox, Inc. Series C	1/30/14	$1,029,994
Magic Leap, Inc. Series B, 8.00%	10/17/14	$2,679,631
Magic Leap, Inc. Series C	12/23/15	$52,239
Mulberry Health, Inc. Series A8	1/20/16	$419,504
Nutanix, Inc. Series E	8/26/14	$324,852
Oportun Finance Corp. Series H	2/6/15	$943,814
Pinterest, Inc. Series E, 8.00%	10/23/13	$926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$373,097
Snapchat, Inc. Series F	2/12/16	$455,977
Space Exploration Technologies Corp. Class A	10/16/15	$132,343
Space Exploration Technologies Corp. Series G	1/20/15	$340,359
SurveyMonkey	12/15/14	$1,036,317
Twilio, Inc. Series E	4/24/15	$256,760
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$570,012
WeWork Companies, Inc. Class A	6/23/15	$163,987
WeWork Companies, Inc. Series E	6/23/15	$1,475,919

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,216
Fidelity Securities Lending Cash Central Fund	100,136
Total	$117,352

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$222,409,473	$220,258,458	$672,052	$1,478,963
Consumer Staples	61,820,942	61,383,323	--	437,619
Energy	16,322,816	16,322,816	--	--
Financials	80,432,460	77,021,577	--	3,410,883
Health Care	87,348,912	86,204,965	677,895	466,052
Industrials	46,889,236	45,736,291	585,899	567,046
Information Technology	292,143,213	270,143,889	777,880	21,221,444
Materials	21,187,504	20,011,260	1,176,244	--
Telecommunication Services	1,311,815	961,330	235,553	114,932
Bank Loan Obligations	593,197	--	593,197	--
Money Market Funds	34,468,500	34,468,500	--	--
Total Investments in Securities:	$864,928,068	$832,512,409	$4,718,720	$27,696,939

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$21,577,282
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(811,815)
Cost of Purchases	455,977
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$21,221,444
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(811,815)
Other Investments in Securities
Beginning Balance	$7,326,393
Net Realized Gain (Loss) on Investment Securities	(209,929)
Net Unrealized Gain (Loss) on Investment Securities	331,537
Cost of Purchases	421,035
Proceeds of Sales	(1,393,541)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,475,495
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$112,684

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$27,696,939	Discounted cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase
		Entity valuation	Discount for lack of marketability	10.0%	Decrease
			Entity valuation	$23.32	Increase
		Last transaction price	Transaction price	$6.75 - $96.42 / $36.73	Increase
		Market comparable	Discount rate	3.0% - 25.0% / 14.0%	Decrease
			P/E multiple	10.8 - 14.0 / 12.6	Increase
			EV/EBITDA multiple	14.3	Increase
			EV/Sales multiple	1.3 - 12.6 / 6.6	Increase
			Discount for lack of marketability	7.0% - 20.0% / 16.7%	Decrease
			Premium rate	7.0% - 235.0% /106.2%	Increase
			EV/GP multiple	4.3	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $631,931,280. Net unrealized appreciation aggregated $232,996,788, of which $246,869,971 related to appreciated investment securities and $13,873,183 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

March 31, 2016

ANIF-QTLY-0516
1.799846.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.1%
Magna International, Inc. Class A (sub. vtg.)		631,100	$27,129
The Goodyear Tire & Rubber Co.		91,900	3,031
			30,160
Automobiles - 1.3%
Fuji Heavy Industries Ltd.		140,800	4,973
General Motors Co.		3,216,200	101,085
Honda Motor Co. Ltd.		54,600	1,493
Maruti Suzuki India Ltd. (a)		60,492	3,393
Tesla Motors, Inc. (a)(b)		1,014,124	233,015
			343,959
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)		296,300	19,194
New Oriental Education & Technology Group, Inc. sponsored ADR		41,900	1,449
ServiceMaster Global Holdings, Inc. (a)		166,600	6,277
Weight Watchers International, Inc. (a)		289,400	4,205
			31,125
Hotels, Restaurants & Leisure - 5.1%
ARAMARK Holdings Corp.		4,706,900	155,893
Chipotle Mexican Grill, Inc. (a)		287,924	135,604
Compass Group PLC		248,300	4,377
Domino's Pizza, Inc.		1,222,318	161,175
Dunkin' Brands Group, Inc.		792,500	37,382
Hilton Worldwide Holdings, Inc.		407,500	9,177
Marriott International, Inc. Class A (b)		1,473,236	104,865
McDonald's Corp.		85,100	10,695
Panera Bread Co. Class A (a)		23,300	4,773
Starbucks Corp.		9,190,698	548,685
Vail Resorts, Inc.		36,727	4,910
Whitbread PLC		1,990,042	113,185
			1,290,721
Household Durables - 0.7%
D.R. Horton, Inc.		4,406,424	133,206
Lennar Corp. Class A		249,900	12,085
Mohawk Industries, Inc. (a)		167,424	31,961
Tempur Sealy International, Inc. (a)		214,300	13,027
			190,279
Internet & Catalog Retail - 4.1%
Amazon.com, Inc. (a)		985,940	585,293
Etsy, Inc.		764,751	6,653
Netflix, Inc. (a)		1,735,400	177,410
Priceline Group, Inc. (a)		196,817	253,689
TripAdvisor, Inc. (a)		231,287	15,381
Wayfair LLC Class A (a)		14,169	612
			1,039,038
Leisure Products - 0.1%
Hasbro, Inc.		167,744	13,436
Mattel, Inc.		388,700	13,068
			26,504
Media - 1.9%
Altice NV Class A (a)		234,647	4,181
CBS Corp. Class B		230,200	12,682
Charter Communications, Inc. Class A (a)(b)		235,700	47,713
Interpublic Group of Companies, Inc.		552,700	12,684
Liberty Broadband Corp.:
Class A (a)		141,105	8,207
Class C (a)		600	35
Liberty Global PLC:
Class A (a)		1,535,005	59,098
LiLAC Class A (a)		113,835	3,991
Lions Gate Entertainment Corp.		474,566	10,369
Naspers Ltd. Class N		276,100	38,543
Sirius XM Holdings, Inc. (a)		1,766,300	6,977
The Walt Disney Co.		2,774,738	275,559
Weinstein Co. Holdings LLC Class A-1 unit (a)(c)(d)		2,267	481
			480,520
Multiline Retail - 0.6%
Dollar General Corp.		125,400	10,734
Dollar Tree, Inc. (a)		718,900	59,280
JC Penney Corp., Inc. (a)		154,000	1,703
Ollie's Bargain Outlet Holdings, Inc. (a)(b)		653,619	15,314
Target Corp.		693,100	57,028
			144,059
Specialty Retail - 3.2%
AutoZone, Inc. (a)		111,734	89,017
Home Depot, Inc.		958,300	127,866
L Brands, Inc.		177,100	15,551
O'Reilly Automotive, Inc. (a)		430,616	117,842
Tiffany & Co., Inc. (b)		788,100	57,831
TJX Companies, Inc.		4,876,674	382,087
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		183,600	35,571
			825,765
Textiles, Apparel & Luxury Goods - 2.3%
adidas AG		55,200	6,445
Brunello Cucinelli SpA (b)		1,809,352	34,259
China Hongxing Sports Ltd. (a)		6,000,000	256
Coach, Inc.		746,700	29,935
Hermes International SCA		241,875	85,170
NIKE, Inc. Class B		5,813,978	357,385
Under Armour, Inc. Class A (sub. vtg.) (a)		768,138	65,161
			578,611

TOTAL CONSUMER DISCRETIONARY			4,980,741

CONSUMER STAPLES - 6.8%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)(b)		364,803	67,514
Coca-Cola Bottling Co. Consolidated		8,487	1,356
Constellation Brands, Inc. Class A (sub. vtg.)		1,122,475	169,595
Kweichow Moutai Co. Ltd.		49,400	1,897
Molson Coors Brewing Co. Class B		302,300	29,075
PepsiCo, Inc.		73,600	7,543
The Coca-Cola Co.		857,500	39,779
			316,759
Food & Staples Retailing - 1.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		382,200	17,010
Costco Wholesale Corp.		1,079,425	170,096
CVS Health Corp.		1,619,125	167,952
Sprouts Farmers Market LLC (a)		103,500	3,006
Sysco Corp.		227,100	10,612
Tesco PLC (a)		26,488,500	72,750
			441,426
Food Products - 1.5%
Associated British Foods PLC		3,696,792	177,816
Greencore Group PLC		3,916,500	21,094
Mead Johnson Nutrition Co. Class A		842,500	71,587
Mondelez International, Inc.		1,069,743	42,918
Pinnacle Foods, Inc.		536,162	23,956
Premium Brands Holdings Corp. (b)		332,200	14,020
The Kraft Heinz Co.		167,400	13,151
TreeHouse Foods, Inc. (a)		304,600	26,424
			390,966
Household Products - 0.9%
Colgate-Palmolive Co.		2,919,749	206,280
Procter & Gamble Co.		91,100	7,498
Spectrum Brands Holdings, Inc.		61,200	6,688
			220,466
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A		3,173,844	299,325
L'Oreal SA (a)		445,101	79,745
			379,070

TOTAL CONSUMER STAPLES			1,748,687

ENERGY - 6.7%
Energy Equipment & Services - 1.3%
Helmerich & Payne, Inc. (b)		541,200	31,779
Oceaneering International, Inc.		1,798,799	59,792
Schlumberger Ltd.		3,037,226	223,995
			315,566
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.		2,222,445	103,499
Antero Resources Corp. (a)(b)		3,896,556	96,907
Birchcliff Energy Ltd. (a)		444,900	1,812
Birchcliff Energy Ltd. (a)(e)		585,400	2,384
Cabot Oil & Gas Corp.		3,902,480	88,625
Canadian Natural Resources Ltd.		817,000	22,099
Chevron Corp.		2,495,300	238,052
Cimarex Energy Co.		94,300	9,173
Concho Resources, Inc. (a)		16,200	1,637
Concho Resources, Inc. (a)		25,680	2,595
ConocoPhillips Co.		1,548,148	62,344
Continental Resources, Inc. (a)(b)		243,600	7,396
Diamondback Energy, Inc.		580,700	44,818
EOG Resources, Inc.		2,077,960	150,818
Exxon Mobil Corp.		2,186,787	182,794
Golar LNG Ltd.		1,200,000	21,564
Memorial Resource Development Corp. (a)		1,226,100	12,482
Murphy Oil Corp.		43,100	1,086
Noble Energy, Inc.		1,454,861	45,697
Occidental Petroleum Corp.		19,900	1,362
PDC Energy, Inc. (a)		74,200	4,411
Phillips 66 Co.		243,300	21,067
Pioneer Natural Resources Co.		571,300	80,405
PrairieSky Royalty Ltd.		178,700	3,390
Tesoro Corp.		159,900	13,753
The Williams Companies, Inc.		5,026,400	80,774
Valero Energy Corp.		477,200	30,608
Williams Partners LP		2,688,800	54,986
			1,386,538

TOTAL ENERGY			1,702,104

FINANCIALS - 13.4%
Banks - 5.4%
Bank of America Corp.		13,831,727	187,005
Bank of Ireland (a)		248,940,628	72,234
Citigroup, Inc.		3,497,600	146,025
First Republic Bank		650,200	43,329
HDFC Bank Ltd. sponsored ADR		1,984,072	122,278
JPMorgan Chase & Co.		3,705,100	219,416
Kotak Mahindra Bank Ltd.		643,944	6,615
Metro Bank PLC		563,245	15,208
PNC Financial Services Group, Inc.		899,689	76,087
U.S. Bancorp		3,452,514	140,138
Wells Fargo & Co.		7,471,600	361,327
			1,389,662
Capital Markets - 1.3%
BlackRock, Inc. Class A		401,046	136,584
KKR & Co. LP		2,723,728	40,012
Morgan Stanley		4,221,177	105,572
Oaktree Capital Group LLC Class A		1,040,776	51,341
			333,509
Consumer Finance - 0.0%
LendingClub Corp. (a)(b)		1,193,214	9,904
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class A (a)		2,240	478,128
Broadcom Ltd.		1,081,054	167,023
MarketAxess Holdings, Inc.		25,200	3,146
Markit Ltd. (a)		134,900	4,769
McGraw Hill Financial, Inc.		221,390	21,913
MSCI, Inc. Class A		106,600	7,897
			682,876
Insurance - 2.8%
Admiral Group PLC		78,269	2,229
AIA Group Ltd.		24,825,400	140,651
American International Group, Inc.		2,751,700	148,729
Chubb Ltd.		2,351,488	280,180
Direct Line Insurance Group PLC		254,400	1,353
Fairfax Financial Holdings Ltd. (sub. vtg.)		143,500	80,335
FNF Group		948,800	32,164
The Travelers Companies, Inc.		326,563	38,113
			723,754
Real Estate Investment Trusts - 0.8%
American Tower Corp.		1,293,575	132,423
Equinix, Inc.		38,400	12,699
Equity Residential (SBI)		598,800	44,928
Public Storage		38,600	10,647
			200,697
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)		42,800	1,233
Realogy Holdings Corp. (a)		2,627,600	94,883
			96,116

TOTAL FINANCIALS			3,436,518

HEALTH CARE - 11.3%
Biotechnology - 1.7%
Agios Pharmaceuticals, Inc. (a)(b)		846,562	34,370
Amgen, Inc.		582,799	87,379
Anacor Pharmaceuticals, Inc. (a)		45,000	2,405
BeiGene Ltd. ADR		44,700	1,310
Celgene Corp. (a)		336,700	33,700
Genmab A/S (a)		113,900	15,784
Gilead Sciences, Inc.		2,105,428	193,405
Intrexon Corp. (a)(b)		794,681	26,932
Light Sciences Oncology, Inc. (a)		2,708,254	0
NantKwest, Inc. (a)		982	8
Neurocrine Biosciences, Inc. (a)		88,860	3,514
Regeneron Pharmaceuticals, Inc. (a)		106,300	38,315
			437,122
Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (a)		369,758	26,878
Baxter International, Inc.		36,700	1,508
Becton, Dickinson & Co.		340,696	51,724
Boston Scientific Corp. (a)		6,589,724	123,953
C.R. Bard, Inc.		163,538	33,144
Dentsply Sirona, Inc.		570,583	35,165
DexCom, Inc. (a)		757,084	51,414
Edwards Lifesciences Corp. (a)		1,292,156	113,981
Hologic, Inc. (a)		86,000	2,967
I-Pulse, Inc. (a)		58,562	504
Intuitive Surgical, Inc. (a)		66,600	40,030
Medtronic PLC		818,200	61,365
Nevro Corp. (a)		89,400	5,030
Olympus Corp.		37,300	1,450
Penumbra, Inc. (a)		14,000	644
Stryker Corp.		129,400	13,883
Teleflex, Inc.		137,200	21,542
The Cooper Companies, Inc.		592,851	91,281
			676,463
Health Care Providers & Services - 2.5%
Aetna, Inc.		377,248	42,384
Cigna Corp.		287,100	39,402
Henry Schein, Inc. (a)		1,290,389	222,760
Surgical Care Affiliates, Inc. (a)		95,400	4,415
Teladoc, Inc. (b)		25,727	247
UnitedHealth Group, Inc.		2,250,700	290,115
Universal Health Services, Inc. Class B		223,700	27,900
			627,223
Health Care Technology - 0.2%
Castlight Health, Inc. (a)		1,325,100	4,413
Cerner Corp. (a)		786,130	41,633
			46,046
Life Sciences Tools & Services - 2.0%
Bruker Corp.		101,000	2,828
Eurofins Scientific SA		451,984	165,789
Illumina, Inc. (a)		272,451	44,167
Mettler-Toledo International, Inc. (a)		421,309	145,250
Thermo Fisher Scientific, Inc.		778,169	110,181
Waters Corp. (a)		382,012	50,395
			518,610
Pharmaceuticals - 2.3%
Astellas Pharma, Inc.		4,002,400	53,190
Bristol-Myers Squibb Co.		3,043,300	194,406
Eli Lilly & Co.		354,400	25,520
Intra-Cellular Therapies, Inc. (a)		102,525	2,850
Jiangsu Hengrui Medicine Co. Ltd.		206,200	1,510
Johnson & Johnson		1,294,889	140,107
Novo Nordisk A/S Series B		813,601	44,059
Teva Pharmaceutical Industries Ltd. sponsored ADR		2,486,200	133,037
			594,679

TOTAL HEALTH CARE			2,900,143

INDUSTRIALS - 6.8%
Aerospace & Defense - 1.0%
Esterline Technologies Corp. (a)		204,700	13,115
General Dynamics Corp.		663,400	87,151
Honeywell International, Inc.		90,853	10,180
Northrop Grumman Corp.		93,600	18,523
Raytheon Co.		80,500	9,872
Saab AB (B Shares)		44,200	1,516
Space Exploration Technologies Corp. Class A (a)(d)		50,886	4,906
Teledyne Technologies, Inc. (a)		269,600	23,763
The Boeing Co.		306,700	38,932
TransDigm Group, Inc. (a)		237,172	52,258
			260,216
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.		517,600	38,421
FedEx Corp.		579,510	94,298
			132,719
Airlines - 1.3%
Alaska Air Group, Inc.		188,096	15,428
Ryanair Holdings PLC sponsored ADR		2,090,559	179,412
Southwest Airlines Co.		2,781,400	124,607
United Continental Holdings, Inc. (a)		76,500	4,579
			324,026
Building Products - 0.8%
ASSA ABLOY AB (B Shares)		149,200	2,937
Fortune Brands Home & Security, Inc.		1,530,189	85,752
Masco Corp.		655,400	20,612
Toto Ltd.		3,057,000	95,340
			204,641
Electrical Equipment - 0.2%
Acuity Brands, Inc.		238,792	52,090
Industrial Conglomerates - 0.6%
3M Co.		18,200	3,033
Danaher Corp.		926,968	87,932
General Electric Co.		1,970,874	62,654
			153,619
Machinery - 0.2%
Deere & Co.		53,700	4,134
Illinois Tool Works, Inc.		67,800	6,945
Ingersoll-Rand PLC		24,400	1,513
PACCAR, Inc.		222,300	12,158
Rational AG		55,300	29,556
Xylem, Inc.		68,000	2,781
			57,087
Professional Services - 0.7%
Equifax, Inc.		816,793	93,351
IHS, Inc. Class A (a)		33,300	4,135
Robert Half International, Inc.		211,700	9,861
Verisk Analytics, Inc. (a)		683,695	54,641
			161,988
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.		231,832	30,801
Genesee & Wyoming, Inc. Class A (a)		1,035,200	64,907
J.B. Hunt Transport Services, Inc.		777,230	65,474
			161,182
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
Class A (e)		320,800	10,304
Class A		2,333,511	74,952
Bunzl PLC		53,500	1,554
Fastenal Co. (b)		30,700	1,504
HD Supply Holdings, Inc. (a)		923,152	30,529
United Rentals, Inc. (a)		1,602,600	99,666
			218,509

TOTAL INDUSTRIALS			1,726,077

INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.		804,600	22,907
Motorola Solutions, Inc.		330,970	25,054
Palo Alto Networks, Inc. (a)		9,700	1,582
			49,543
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A		7,065,069	408,502
CDW Corp.		1,556,728	64,604
IPG Photonics Corp. (a)		1,120,076	107,617
			580,723
Internet Software & Services - 10.9%
Akamai Technologies, Inc. (a)		1,648,600	91,613
Alphabet, Inc.:
Class A		1,168,354	891,337
Class C		538,398	401,080
Dropbox, Inc. (a)(d)		1,289,836	14,240
Endurance International Group Holdings, Inc. (a)		3,512,300	36,985
Facebook, Inc. Class A (a)		10,686,759	1,219,367
GoDaddy, Inc. (a)		1,418,900	45,873
LogMeIn, Inc. (a)		134,119	6,768
Rightmove PLC		711,322	43,021
Stamps.com, Inc. (a)		165,500	17,589
SurveyMonkey (a)(d)		2,069,881	17,760
Tencent Holdings Ltd.		76,400	1,562
WebMD Health Corp. (a)		111,900	7,008
			2,794,203
IT Services - 6.2%
Accenture PLC Class A		253,200	29,219
ASAC II LP (a)(d)		9,408,021	219,389
Cognizant Technology Solutions Corp. Class A (a)		249,779	15,661
Fidelity National Information Services, Inc.		416,230	26,352
First Data Corp.		4,890,003	60,113
First Data Corp. Class A (a)		4,168,400	53,939
Fiserv, Inc. (a)		1,338,792	137,333
FleetCor Technologies, Inc. (a)		219,200	32,606
Gartner, Inc. Class A (a)		17,800	1,590
Global Payments, Inc.		185,380	12,105
MasterCard, Inc. Class A		2,391,848	226,030
PayPal Holdings, Inc. (a)		3,117,821	120,348
Total System Services, Inc.		1,005,060	47,821
Vantiv, Inc. (a)		57,000	3,071
Visa, Inc. Class A		7,773,896	594,548
			1,580,125
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.		788,300	46,659
ARM Holdings PLC		634,300	9,236
First Solar, Inc. (a)		87,800	6,012
KLA-Tencor Corp.		8,000	582
Lam Research Corp.		258,600	21,360
NVIDIA Corp.		45,700	1,628
Qualcomm, Inc.		562,300	28,756
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		238,600	6,251
Xilinx, Inc.		183,000	8,680
			129,164
Software - 5.5%
Activision Blizzard, Inc.		1,485,953	50,285
Adobe Systems, Inc. (a)		2,153,961	202,042
Atlassian Corp. PLC		3,025	76
Check Point Software Technologies Ltd. (a)		19,100	1,671
Electronic Arts, Inc. (a)		1,363,300	90,128
Intuit, Inc.		321,600	33,450
Microsoft Corp.		8,511,613	470,096
Mobileye NV (a)(b)		751,720	28,032
NetSuite, Inc. (a)(b)		483,689	33,128
RealPage, Inc. (a)		143,900	2,999
Salesforce.com, Inc. (a)		4,779,712	352,886
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)		18,952	0
warrants 10/3/18 (a)(d)		27,736	0
Ultimate Software Group, Inc. (a)		470,103	90,965
Workday, Inc. Class A (a)		633,200	48,655
			1,404,413
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.		2,107,400	229,686
Pure Storage, Inc. Class A (a)(b)		194,800	2,667
			232,353

TOTAL INFORMATION TECHNOLOGY			6,770,524

MATERIALS - 3.7%
Chemicals - 2.5%
Air Products & Chemicals, Inc.		96,100	13,843
Albemarle Corp. U.S.		483,400	30,904
Ecolab, Inc.		256,213	28,573
Frutarom Industries Ltd.		30,700	1,610
LyondellBasell Industries NV Class A		696,800	59,632
Monsanto Co.		747,467	65,583
PPG Industries, Inc.		2,071,264	230,925
Sherwin-Williams Co.		757,136	215,534
			646,604
Construction Materials - 0.2%
Martin Marietta Materials, Inc.		241,534	38,527
Vulcan Materials Co.		14,700	1,552
			40,079
Containers & Packaging - 0.2%
Ball Corp.		66,200	4,719
WestRock Co.		1,015,018	39,616
			44,335
Metals & Mining - 0.8%
B2Gold Corp. (a)		32,761,132	54,486
Detour Gold Corp. (a)		263,700	4,152
Franco-Nevada Corp.		1,489,161	91,454
GoviEx Uranium, Inc. (a)		851,865	49
GoviEx Uranium, Inc. (a)(e)		23,200	1
GoviEx Uranium, Inc. Class A (a)(e)		2,625,135	152
Ivanhoe Mines Ltd. (a)		4,563,000	2,951
Kirkland Lake Gold, Inc. (a)		621,800	4,007
Newcrest Mining Ltd. (a)		1,878,706	24,312
Novagold Resources, Inc. (a)		3,313,198	16,786
Premier Gold Mines Ltd. (a)		284,500	679
Randgold Resources Ltd. sponsored ADR		91,648	8,323
			207,352

TOTAL MATERIALS			938,370

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Nippon Telegraph & Telephone Corp.		66,600	2,877
Wireless Telecommunication Services - 0.1%
KDDI Corp.		56,000	1,494
T-Mobile U.S., Inc. (a)		623,000	23,861
			25,355

TOTAL TELECOMMUNICATION SERVICES			28,232

UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.		2,435,800	87,348
IDACORP, Inc.		400,000	29,836
			117,184
TOTAL COMMON STOCKS
(Cost $17,889,212)			24,348,580

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)		7,091,632	28,792
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(d)		165,366	164
TOTAL CONSUMER DISCRETIONARY			28,956
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)		1,110,537	16,192
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)		10,791,166	29,568
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (d)		166,247	1,496
Intarcia Therapeutics, Inc. Series CC (a)(d)		516,522	12,789
			14,285
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (d)		1,159,721	7,834
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(d)		10,369,703	26,132
TOTAL HEALTH CARE			48,251
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(d)		145,254	14,005
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.8%
Dropbox, Inc.:
Series A (a)(d)		299,518	3,307
Series C (a)(d)		161,770	1,786
Pinterest, Inc.:
Series E, 8.00% (a)(d)		13,203,155	113,811
Series F, 8.00% (a)(d)		8,808,645	75,931
Series G, 8.00% (a)(d)		1,676,465	14,451
			209,286
IT Services - 0.1%
Nutanix, Inc. Series E (a)(d)		783,938	10,332
Software - 0.1%
Cloudera, Inc. Series F (a)(d)		312,284	7,695
Snapchat, Inc. Series F (d)		271,142	8,329
Trion World Network, Inc.:
Series C, 8.00% (a)(d)		602,295	337
Series C-1, 8.00% (a)(d)		47,380	27
Series D, 8.00% (a)(d)		50,840	28
Twilio, Inc. Series E (d)		751,240	9,804
			26,220
TOTAL INFORMATION TECHNOLOGY			245,838

TOTAL CONVERTIBLE PREFERRED STOCKS			382,810

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG		426,900	54,333
TOTAL PREFERRED STOCKS
(Cost $303,418)			437,143
		Principal Amount (000s)(f)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (d)		230	230
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (e)		39,145	12,331
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	4,163

TOTAL NONCONVERTIBLE BONDS			16,494

TOTAL CORPORATE BONDS
(Cost $27,072)			16,724

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)
(Cost $7,501)		$ 7,591	7,598
		Shares	Value (000s)

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.39% (h)		402,865,202	402,865
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)		604,554,151	604,554
TOTAL MONEY MARKET FUNDS
(Cost $1,007,419)			1,007,419
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $19,234,622)			25,817,464
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(272,458)
NET ASSETS - 100%			$25,545,006

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $639,815,000 or 2.5% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,172,000 or 0.1% of net assets.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
ASAC II LP	10/10/13	$94,080
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Blue Apron, Inc. Series D	5/18/15	$14,800
Cloudera, Inc. Series F	2/5/14	$4,547
Dropbox, Inc.	5/2/12	$11,672
Dropbox, Inc. Series A	5/29/12	$2,710
Dropbox, Inc. Series C	1/30/14	$3,090
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Living Proof, Inc. 8.00%	2/13/13	$18,400
Mode Media Corp. Series M-1, 8.00%	3/19/08	$3,508
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Nutanix, Inc. Series E	8/26/14	$10,502
Oportun Finance Corp. Series H	2/6/15	$30,726
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Snapchat, Inc. Series F	2/12/16	$8,329
Space Exploration Technologies Corp. Class A	10/16/15	$4,529
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
SurveyMonkey	12/15/14	$34,050
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$260
Trion World Network, Inc. Series D, 8.00%	3/20/13	$267
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 10/10/15	$230
Twilio, Inc. Series E	4/24/15	$8,497
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$2,299

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$309
Fidelity Securities Lending Cash Central Fund	3,893
Total	$4,202

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$5,064,030	$5,022,022	$12,315	$29,693
Consumer Staples	1,764,879	1,675,937	72,750	16,192
Energy	1,702,104	1,702,104	--	--
Financials	3,466,086	3,429,903	6,615	29,568
Health Care	2,948,394	2,802,390	97,249	48,755
Industrials	1,740,082	1,718,234	2,937	18,911
Information Technology	7,016,362	6,448,224	70,911	497,227
Materials	938,370	914,058	24,312	--
Telecommunication Services	28,232	23,861	4,371	--
Utilities	117,184	117,184	--	--
Corporate Bonds	16,724	--	16,494	230
Bank Loan Obligations	7,598	--	7,598	--
Money Market Funds	1,007,419	1,007,419	--	--
Total Investments in Securities:	$25,817,464	$24,861,336	$315,552	$640,576

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$441,406

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Equities - Information Technology
Beginning Balance	$518,084
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(29,186)
Cost of Purchases	8,329
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$497,227
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(29,186)
Other Investments in Securities
Beginning Balance	$176,193
Net Realized Gain (Loss) on Investment Securities	7,223
Net Unrealized Gain (Loss) on Investment Securities	(14,587)
Cost of Purchases	11,926
Proceeds of Sales	(37,406)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$143,349
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(7,881)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$230	Last transaction price	Transaction price	$100.00	Increase
Equities	$640,346	Discounted cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase
		Entity valuation	Discount for lack of marketability	10.0%	Decrease
			Entity valuation	$23.32	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Discount rate	50.0%	Decrease
			Transaction price	$0.99 - $96.42 / $59.78	Increase
			Adjusted transaction price	$31.12	Increase
		Market comparable	Discount rate	3.0% - 50.0% / 14.1%	Decrease
			P/E multiple	10.8 - 14.0 / 12.4	Increase
			EV/EBITDA multiple	7.0 - 15.9 / 15.2	Increase
			EV/Sales multiple	1.0 - 12.6 / 5.2	Increase
			Discount for lack of marketability	15.0% - 30.0% / 16.8%	Decrease
			Premium rate	30.0% - 235.0% /96.0%	Increase
			EV/GP multiple	4.3	Increase
		Proxy adjustment	Proxy return	21.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $19,288,570,000. Net unrealized appreciation aggregated $6,528,894,000, of which $7,464,414,000 related to appreciated investment securities and $935,520,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Contrafund®

March 31, 2016

CON-QTLY-0516
1.799873.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.		547,400	$18,053
Automobiles - 1.3%
Fuji Heavy Industries Ltd.		591,400	20,888
General Motors Co.		6,066,833	190,681
Honda Motor Co. Ltd.		381,100	10,420
Mahindra & Mahindra Ltd. (a)		4,327,351	79,075
Maruti Suzuki India Ltd. (a)		1,945,192	109,107
Tesla Motors, Inc. (a)(b)		4,500,754	1,034,138
			1,444,309
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)		1,113,403	72,126
New Oriental Education & Technology Group, Inc. sponsored ADR		318,700	11,024
ServiceMaster Global Holdings, Inc. (a)		1,036,750	39,065
Weight Watchers International, Inc. (a)		2,411,700	35,042
			157,257
Hotels, Restaurants & Leisure - 3.9%
ARAMARK Holdings Corp.		3,313,833	109,754
Chipotle Mexican Grill, Inc. (a)(c)		1,738,053	818,571
Compass Group PLC		1,760,100	31,028
Domino's Pizza, Inc.		1,455,886	191,973
Hilton Worldwide Holdings, Inc.		245,554	5,530
Marriott International, Inc. Class A (b)		4,944,104	351,921
McDonald's Corp.		712,800	89,585
Paddy Power PLC (Ireland)		100,100	13,965
Panera Bread Co. Class A (a)		173,545	35,547
Starbucks Corp.		36,874,498	2,201,408
Vail Resorts, Inc.		303,912	40,633
Whitbread PLC		4,735,146	269,314
			4,159,229
Household Durables - 0.2%
D.R. Horton, Inc.		443,723	13,414
Lennar Corp. Class A		549,596	26,578
Mohawk Industries, Inc. (a)		646,162	123,352
			163,344
Internet & Catalog Retail - 5.0%
Amazon.com, Inc. (a)		5,228,515	3,103,856
Netflix, Inc. (a)		9,393,596	960,307
Priceline Group, Inc. (a)		829,996	1,069,832
TripAdvisor, Inc. (a)		2,674,503	177,854
Wayfair LLC Class A (a)		358,385	15,489
			5,327,338
Leisure Products - 0.1%
Hasbro, Inc.		651,350	52,173
Mattel, Inc.		3,050,800	102,568
			154,741
Media - 2.6%
Altice NV Class A (a)		865,786	15,428
CBS Corp. Class B		1,663,900	91,664
Charter Communications, Inc. Class A (a)(b)		937,791	189,837
Interpublic Group of Companies, Inc.		3,575,003	82,046
Liberty Broadband Corp.:
Class A (a)		552,231	32,118
Class C (a)		1,074,749	62,282
Liberty Global PLC:
Class A (a)		2,649,321	101,999
LiLAC Class A (a)		383,975	13,462
LiLAC Class C (a)		226,313	8,573
Liberty Media Corp. Class C (a)		4,849,135	184,704
Lions Gate Entertainment Corp. (b)		636,171	13,900
Naspers Ltd. Class N		396,300	55,323
RELX PLC		600,500	11,160
Sirius XM Holdings, Inc. (a)(b)		10,457,300	41,306
The Walt Disney Co.		18,454,677	1,832,734
Weinstein Co. Holdings LLC Class A-1 unit (a)(d)(e)		41,234	8,742
			2,745,278
Multiline Retail - 0.4%
Dollar General Corp.		786,365	67,313
Dollar Tree, Inc. (a)		3,210,200	264,713
Dollarama, Inc.		289,844	20,396
JC Penney Corp., Inc. (a)		630,761	6,976
Ollie's Bargain Outlet Holdings, Inc. (a)(b)		2,125,630	49,804
			409,202
Specialty Retail - 3.8%
AutoZone, Inc. (a)		528,597	421,128
Home Depot, Inc.		5,828,933	777,755
L Brands, Inc.		1,014,595	89,092
O'Reilly Automotive, Inc. (a)		2,816,298	770,708
TJX Companies, Inc.		24,111,434	1,889,131
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		442,212	85,674
			4,033,488
Textiles, Apparel & Luxury Goods - 3.0%
adidas AG		392,600	45,840
Coach, Inc.		5,461,700	218,960
NIKE, Inc. Class B		35,305,518	2,170,230
Under Armour, Inc. Class A (sub. vtg.) (a)(b)		9,151,072	776,285
			3,211,315

TOTAL CONSUMER DISCRETIONARY			21,823,554

CONSUMER STAPLES - 6.8%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)(c)		540,990	100,121
Constellation Brands, Inc. Class A (sub. vtg.)		1,190,727	179,907
Kweichow Moutai Co. Ltd.		337,800	12,971
Molson Coors Brewing Co. Class B		1,260,900	121,273
Monster Beverage Corp.		450,461	60,082
PepsiCo, Inc.		537,300	55,063
The Coca-Cola Co.		10,286,500	477,191
			1,006,608
Food & Staples Retailing - 1.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,414,354	62,945
Costco Wholesale Corp.		4,417,670	696,136
CVS Health Corp.		7,604,523	788,817
Sprouts Farmers Market LLC (a)		813,100	23,612
Sysco Corp.		1,652,100	77,203
			1,648,713
Food Products - 1.1%
Associated British Foods PLC		12,873,303	619,206
General Mills, Inc.		17,209	1,090
Mondelez International, Inc.		6,224,941	249,745
Pinnacle Foods, Inc.		1,802,164	80,521
The Kraft Heinz Co.		1,136,637	89,294
TreeHouse Foods, Inc. (a)		1,613,200	139,945
			1,179,801
Household Products - 1.8%
Colgate-Palmolive Co.		26,113,063	1,844,888
Procter & Gamble Co.		687,300	56,572
Spectrum Brands Holdings, Inc.		355,571	38,857
			1,940,317
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A		15,821,841	1,492,158
L'Oreal SA (a)		249,958	44,783
			1,536,941

TOTAL CONSUMER STAPLES			7,312,380

ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.		5,960,484	439,586
Oil, Gas & Consumable Fuels - 1.3%
Americas Petrogas, Inc. (a)(f)		3,560,563	562
Anadarko Petroleum Corp.		538,793	25,092
Birchcliff Energy Ltd. (a)		5,845,884	23,811
Birchcliff Energy Ltd. (a)(f)		686,127	2,795
Canadian Natural Resources Ltd.		5,177,100	140,036
Concho Resources, Inc. (a)		102,800	10,387
Continental Resources, Inc. (a)(b)		1,448,120	43,965
Diamondback Energy, Inc.		1,962,500	151,466
EOG Resources, Inc.		6,347,139	460,675
Exxon Mobil Corp.		910,100	76,075
Murphy Oil Corp.		178,000	4,484
Noble Energy, Inc.		2,666,944	83,769
PDC Energy, Inc. (a)		485,000	28,833
Phillips 66 Co.		1,726,206	149,472
Pioneer Natural Resources Co.		385,162	54,208
PrairieSky Royalty Ltd. (b)		1,313,000	24,910
Valero Energy Corp.		1,689,943	108,393
			1,388,933

TOTAL ENERGY			1,828,519

FINANCIALS - 14.2%
Banks - 6.0%
Bank of America Corp.		20,903,279	282,612
Bank of Ireland (a)		1,293,408,541	375,301
Citigroup, Inc.		22,797,976	951,815
HDFC Bank Ltd. sponsored ADR		7,435,203	458,232
JPMorgan Chase & Co.		11,296,165	668,959
Kotak Mahindra Bank Ltd.		6,242,451	64,130
Metro Bank PLC (c)		6,286,778	169,752
U.S. Bancorp		13,672,443	554,964
Wells Fargo & Co.		61,158,538	2,957,627
			6,483,392
Capital Markets - 0.4%
BlackRock, Inc. Class A		778,729	265,212
Oaktree Capital Group LLC Class A		2,399,772	118,381
			383,593
Consumer Finance - 0.2%
LendingClub Corp. (a)(b)		6,407,141	53,179
Synchrony Financial (a)		4,671,194	133,876
			187,055
Diversified Financial Services - 5.7%
Berkshire Hathaway, Inc. Class A (a)		23,218	4,955,882
Broadcom Ltd.		4,973,688	768,435
IntercontinentalExchange, Inc.		124,398	29,251
MarketAxess Holdings, Inc.		185,800	23,193
Markit Ltd. (a)		1,092,500	38,620
McGraw Hill Financial, Inc.		2,369,694	234,552
MSCI, Inc. Class A		741,600	54,938
			6,104,871
Insurance - 1.4%
Admiral Group PLC		485,488	13,827
AIA Group Ltd.		56,317,000	319,069
Chubb Ltd.		6,896,190	821,681
Direct Line Insurance Group PLC		12,146,673	64,584
Fairfax Financial Holdings Ltd. (sub. vtg.)		193,932	108,568
Marsh & McLennan Companies, Inc.		1,861,363	113,152
The Travelers Companies, Inc.		111,563	13,021
			1,453,902
Real Estate Investment Trusts - 0.5%
American Tower Corp.		1,566,488	160,361
Equinix, Inc.		285,500	94,418
Equity Residential (SBI)		2,504,039	187,878
Public Storage		273,000	75,302
			517,959
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)		178,013	5,130
WeWork Companies, Inc. Class A (a)(e)		644,857	32,367
			37,497

TOTAL FINANCIALS			15,168,269

HEALTH CARE - 12.1%
Biotechnology - 3.1%
Agios Pharmaceuticals, Inc. (a)		1,293,887	52,532
Anacor Pharmaceuticals, Inc. (a)		332,739	17,785
BeiGene Ltd. ADR		185,200	5,428
Biogen, Inc. (a)		3,425,073	891,615
Celgene Corp. (a)		2,640,265	264,264
Genmab A/S (a)		709,874	98,375
Gilead Sciences, Inc.		14,979,735	1,376,038
Intrexon Corp. (a)(b)		3,096,014	104,924
NantKwest, Inc. (a)(b)		473,281	3,890
Neurocrine Biosciences, Inc. (a)		2,660,510	105,223
OvaScience, Inc. (a)		534,524	5,073
Regeneron Pharmaceuticals, Inc. (a)		935,576	337,219
TESARO, Inc. (a)		166,472	7,330
			3,269,696
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.		564,300	23,181
Becton, Dickinson & Co.		1,400,746	212,661
Boston Scientific Corp. (a)		32,501,258	611,349
C.R. Bard, Inc.		609,757	123,579
Dentsply Sirona, Inc.		2,980,931	183,715
DexCom, Inc. (a)		2,734,131	185,675
Edwards Lifesciences Corp. (a)		4,020,600	354,657
Hologic, Inc. (a)		606,700	20,931
Intuitive Surgical, Inc. (a)		481,383	289,335
Medtronic PLC		7,880,347	591,026
Nevro Corp. (a)		467,500	26,302
Olympus Corp.		305,700	11,884
Penumbra, Inc. (a)		297,188	13,671
Stryker Corp.		2,264,788	242,989
Teleflex, Inc.		72,800	11,430
			2,902,385
Health Care Providers & Services - 2.8%
Aetna, Inc.		1,580,456	177,564
Cigna Corp.		903,948	124,058
HealthSouth Corp. warrants 1/17/17 (a)		1,025	2
Henry Schein, Inc. (a)		3,684,130	635,991
Surgical Care Affiliates, Inc. (a)		442,866	20,496
Teladoc, Inc.		112,364	1,079
UnitedHealth Group, Inc.		16,215,924	2,090,233
			3,049,423
Health Care Technology - 0.0%
Cerner Corp. (a)		885,314	46,886
Life Sciences Tools & Services - 1.1%
Bruker Corp.		639,509	17,906
Eurofins Scientific SA		9,182	3,368
Mettler-Toledo International, Inc. (a)(c)		1,673,566	576,979
Thermo Fisher Scientific, Inc.		2,476,613	350,664
Waters Corp. (a)		1,718,534	226,709
			1,175,626
Pharmaceuticals - 2.4%
Astellas Pharma, Inc.		4,763,200	63,301
Bristol-Myers Squibb Co.		13,309,031	850,181
Eli Lilly & Co.		1,542,200	111,054
Intra-Cellular Therapies, Inc. (a)		399,600	11,109
Jiangsu Hengrui Medicine Co. Ltd.		1,380,500	10,110
Johnson & Johnson		6,829,844	738,989
Novo Nordisk A/S Series B		2,193,938	118,810
Teva Pharmaceutical Industries Ltd. sponsored ADR		11,984,481	641,290
			2,544,844

TOTAL HEALTH CARE			12,988,860

INDUSTRIALS - 5.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.		556,949	73,166
Honeywell International, Inc.		493,589	55,307
Northrop Grumman Corp.		530,744	105,034
Raytheon Co.		710,100	87,080
Saab AB (B Shares)		364,000	12,483
Space Exploration Technologies Corp. Class A (a)(e)		200,313	19,314
The Boeing Co.		732,245	92,951
			445,335
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.		1,595,664	118,446
FedEx Corp.		1,300,786	211,664
			330,110
Airlines - 1.3%
Alaska Air Group, Inc.		1,033,776	84,790
Ryanair Holdings PLC sponsored ADR		6,121,003	525,304
Southwest Airlines Co.		16,418,005	735,527
United Continental Holdings, Inc. (a)		576,500	34,509
			1,380,130
Building Products - 0.4%
ASSA ABLOY AB (B Shares)		3,549,337	69,878
Fortune Brands Home & Security, Inc.		2,872,976	161,002
Masco Corp.		4,631,359	145,656
Toto Ltd.		2,119,100	66,089
			442,625
Electrical Equipment - 0.2%
Acuity Brands, Inc.		1,095,707	239,018
Industrial Conglomerates - 1.8%
3M Co.		4,865,287	810,703
Danaher Corp.		6,934,651	657,821
General Electric Co.		14,837,542	471,685
			1,940,209
Machinery - 0.2%
Deere & Co.		413,300	31,820
Illinois Tool Works, Inc.		358,200	36,694
Ingersoll-Rand PLC		182,100	11,292
PACCAR, Inc.		1,300,415	71,120
Rational AG		42,558	22,746
Xylem, Inc.		419,585	17,161
			190,833
Professional Services - 0.5%
Equifax, Inc.		3,652,486	417,443
IHS, Inc. Class A (a)		139,094	17,270
Robert Half International, Inc.		1,230,373	57,311
Verisk Analytics, Inc. (a)		22,345	1,786
			493,810
Road & Rail - 0.3%
Canadian Pacific Railway Ltd.		1,607,440	213,562
Union Pacific Corp.		1,114,387	88,649
			302,211
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
Class A (c)(f)		1,524,964	48,982
Class A (c)		5,570,279	178,917
Bunzl PLC		244,817	7,113
Fastenal Co. (b)		227,600	11,152
HD Supply Holdings, Inc. (a)		3,921,231	129,675
			375,839

TOTAL INDUSTRIALS			6,140,120

INFORMATION TECHNOLOGY - 29.6%
Communications Equipment - 0.3%
Cisco Systems, Inc.		5,763,200	164,078
Motorola Solutions, Inc.		1,596,175	120,830
Palo Alto Networks, Inc. (a)		72,825	11,881
			296,789
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A (c)		24,230,618	1,401,014
CDW Corp.		2,171,924	90,135
IPG Photonics Corp. (a)		2,611,790	250,941
Keyence Corp.		36,600	19,964
			1,762,054
Internet Software & Services - 12.3%
Alphabet, Inc.:
Class A		4,783,917	3,649,650
Class C		4,353,925	3,243,456
Dropbox, Inc. (a)(e)		5,464,028	60,323
Facebook, Inc. Class A (a)		52,284,684	5,965,686
LogMeIn, Inc. (a)		568,123	28,667
Rightmove PLC		379,153	22,931
Stamps.com, Inc. (a)		717,591	76,266
Tencent Holdings Ltd.		3,235,100	66,140
WebMD Health Corp. (a)		733,300	45,927
			13,159,046
IT Services - 6.1%
Accenture PLC Class A		1,677,657	193,602
ASAC II LP (a)(e)		39,494,500	920,988
Cognizant Technology Solutions Corp. Class A (a)		2,212,543	138,726
Fiserv, Inc. (a)		4,159,054	426,636
Gartner, Inc. Class A (a)		828,334	74,012
Global Payments, Inc.		999,619	65,275
MasterCard, Inc. Class A		17,108,959	1,616,797
PayPal Holdings, Inc. (a)		17,603,987	679,514
Total System Services, Inc.		381,747	18,164
Vantiv, Inc. (a)		417,600	22,500
Visa, Inc. Class A		31,074,097	2,376,547
			6,532,761
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.		262,954	15,564
ARM Holdings PLC		3,108,438	45,263
First Solar, Inc. (a)		658,700	45,101
KLA-Tencor Corp.		32,633	2,376
Lam Research Corp.		1,879,076	155,212
NVIDIA Corp.		292,900	10,436
Qualcomm, Inc.		2,484,541	127,059
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,735,805	150,278
Xilinx, Inc.		1,395,100	66,170
			617,459
Software - 5.8%
Activision Blizzard, Inc.		5,535,944	187,336
Adobe Systems, Inc. (a)		9,727,233	912,414
Atlassian Corp. PLC		13,525	340
Check Point Software Technologies Ltd. (a)		897,646	78,517
Electronic Arts, Inc. (a)		5,972,551	394,845
Intuit, Inc.		582,806	60,618
Microsoft Corp.		34,826,618	1,923,474
Mobileye NV (a)(b)		1,267,019	47,247
RealPage, Inc. (a)		770,363	16,054
Salesforce.com, Inc. (a)		25,254,076	1,864,508
ServiceNow, Inc. (a)		673,909	41,230
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)		124,282	0
warrants 10/3/18 (a)(e)		181,908	0
Ultimate Software Group, Inc. (a)(c)		1,611,573	311,839
Workday, Inc. Class A (a)		5,102,720	392,093
			6,230,515
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.		28,625,134	3,119,853
Pure Storage, Inc. Class B		2,007,356	27,206
			3,147,059

TOTAL INFORMATION TECHNOLOGY			31,745,683

MATERIALS - 2.6%
Chemicals - 1.7%
Agrium, Inc. (b)		31,639	2,793
Air Products & Chemicals, Inc.		577,128	83,135
Frutarom Industries Ltd.		195,900	10,274
LyondellBasell Industries NV Class A		998,400	85,443
PPG Industries, Inc.		7,482,076	834,177
Sherwin-Williams Co.		2,589,464	737,143
			1,752,965
Construction Materials - 0.1%
Martin Marietta Materials, Inc.		755,657	120,535
Vulcan Materials Co.		102,400	10,810
			131,345
Containers & Packaging - 0.1%
Ball Corp.		917,183	65,386
Sealed Air Corp.		976,790	46,896
			112,282
Metals & Mining - 0.7%
B2Gold Corp. (a)(c)		56,776,426	94,427
Detour Gold Corp. (a)		1,715,900	27,018
Franco-Nevada Corp.		5,030,913	308,963
Ivanhoe Mines Ltd. (a)(c)		32,816,308	21,225
Ivanhoe Mines Ltd. (a)(c)(f)		15,874,609	10,267
Kirkland Lake Gold, Inc. (a)		2,590,500	16,695
Newcrest Mining Ltd. (a)		13,825,458	178,915
Novagold Resources, Inc. (a)		6,207,602	31,450
Premier Gold Mines Ltd. (a)		1,190,300	2,841
Randgold Resources Ltd. sponsored ADR		609,180	55,320
			747,121

TOTAL MATERIALS			2,743,713

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp.		709,500	30,649
Wireless Telecommunication Services - 0.1%
KDDI Corp.		455,100	12,142
T-Mobile U.S., Inc. (a)		3,103,397	118,860
			131,002

TOTAL TELECOMMUNICATION SERVICES			161,651

TOTAL COMMON STOCKS
(Cost $57,262,124)			99,912,749

Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(e)		578,817	69,238
Series E (e)		388,853	46,515
Handy Technologies, Inc. Series C (e)		3,537,042	16,834
			132,587
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(e)		1,228,555	1,216

TOTAL CONSUMER DISCRETIONARY			133,803

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (e)		4,329,591	63,125
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (e)		5,803,713	291,301
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series E (e)		664,987	5,985
Intarcia Therapeutics, Inc. Series CC (a)(e)		2,100,446	52,007
			57,992
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (e)		7,960,894	53,774

TOTAL HEALTH CARE			111,766

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(e)		558,215	53,823
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.7%
Dropbox, Inc.:
Series A (a)(e)		1,260,898	13,920
Series C (a)(e)		698,385	7,710
Pinterest, Inc.:
Series E, 8.00% (a)(e)		54,841,080	472,730
Series F, 8.00% (a)(e)		3,455,720	29,788
Series G, 8.00% (a)(e)		4,301,275	37,077
Uber Technologies, Inc. Series D, 8.00% (a)(e)		4,868,916	237,468
			798,693
IT Services - 0.0%
Nutanix, Inc. Series E (a)(e)		3,060,752	40,341
Software - 0.2%
Cloudera, Inc. Series F (a)(e)		1,316,883	32,448
Cloudflare, Inc. Series D (a)(e)		4,303,714	20,184
Delphix Corp. Series D (e)		3,712,687	17,784
Snapchat, Inc. Series F (e)		1,875,642	57,620
Trion World Network, Inc.:
Series C, 8.00% (a)(e)		3,950,196	2,212
Series C-1, 8.00% (a)(e)		310,705	174
Series D, 8.00% (a)(e)		333,435	187
Twilio, Inc. Series E (e)		2,935,814	38,312
			168,921

TOTAL INFORMATION TECHNOLOGY			1,007,955

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(e)		2,538,649	14,343
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,057,843)			1,676,116
		Principal Amount (000s)(g)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (e)		1,509	1,509
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	13,616	15,872
TOTAL CORPORATE BONDS
(Cost $19,320)			17,381

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)		52,085	52,137
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (h)		24,756	24,663
TOTAL BANK LOAN OBLIGATIONS
(Cost $76,102)			76,800
		Shares	Value (000s)

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 0.39% (i)		5,713,713,192	5,713,713
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)		1,389,340,530	1,389,341
TOTAL MONEY MARKET FUNDS
(Cost $7,103,054)			7,103,054
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $65,518,443)			108,786,100
NET OTHER ASSETS (LIABILITIES) - (1.6)%			(1,721,050)
NET ASSETS - 100%			$107,065,050

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,719,361,000 or 2.5% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,606,000 or 0.1% of net assets.

 (g) Amount is stated in United States dollars unless otherwise noted.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series D	1/7/15	$31,200
ASAC II LP	10/10/13	$394,945
Blue Apron, Inc. Series D	5/18/15	$57,700
Cloudera, Inc. Series F	2/5/14	$19,174
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Dropbox, Inc.	5/2/12	$49,445
Dropbox, Inc. Series A	5/29/12	$11,410
Dropbox, Inc. Series C	1/30/14	$13,340
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mode Media Corp. Series M-1, 8.00%	3/19/08	$26,058
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Nutanix, Inc. Series E	8/26/14	$41,003
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Snapchat, Inc. Series F	2/12/16	$57,620
Space Exploration Technologies Corp. Class A	10/16/15	$17,828
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$1,706
Trion World Network, Inc. Series D, 8.00%	3/20/13	$1,754
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 10/10/15	$1,507
Twilio, Inc. Series E	4/24/15	$33,204
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$75,532
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$21,209
WeWork Companies, Inc. Series E	6/23/15	$190,882

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,726
Fidelity Securities Lending Cash Central Fund	7,327
Total	$13,053

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Lease Corp. Class A	$51,263	$--	$183	$76	$48,982
Air Lease Corp. Class A	187,246	--	666	279	178,917
Amphenol Corp. Class A	1,394,816	14,979	132,096	3,388	1,401,014
B2Gold Corp.	57,677	--	271	--	94,427
Boston Beer Co., Inc. Class A	109,655	--	383	--	100,121
Chipotle Mexican Grill, Inc.	934,389	21,179	121,777	--	818,571
Ivanhoe Mines Ltd.	4,308	15,436	22	--	21,225
Ivanhoe Mines Ltd.	7,027	--	36	--	10,267
Metro Bank PLC	--	45,687	--	--	169,752
Metro Bank PLC Class A	81,353	--	--	--	--
Mettler-Toledo International, Inc.	555,432	13,568	2,183	--	576,979
Ultimate Software Group, Inc.	291,863	22,417	1,103	--	311,839
Total	$3,675,029	$133,266	$258,720	$3,743	$3,732,094

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$21,957,357	$21,727,524	$87,288	$142,545
Consumer Staples	7,375,505	7,312,380	--	63,125
Energy	1,828,519	1,828,519	--	--
Financials	15,459,570	15,071,772	64,130	323,668
Health Care	13,100,626	12,806,749	182,111	111,766
Industrials	6,193,943	6,050,928	69,878	73,137
Information Technology	32,753,638	30,625,763	138,609	1,989,266
Materials	2,743,713	2,564,798	178,915	--
Telecommunication Services	175,994	118,860	42,791	14,343
Corporate Bonds	17,381	--	15,872	1,509
Bank Loan Obligations	76,800	--	76,800	--
Money Market Funds	7,103,054	7,103,054	--	--
Total Investments in Securities:	$108,786,100	$105,210,347	$856,394	$2,719,359

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$2,047,464
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(115,818)
Cost of Purchases	57,620
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,989,266
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(115,818)
Other Investments in Securities
Beginning Balance	$928,809
Net Realized Gain (Loss) on Investment Securities	25,635
Net Unrealized Gain (Loss) on Investment Securities	(15,416)
Cost of Purchases	99,474
Proceeds of Sales	(308,409)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$730,093
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$10,171

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and proceeds of sales includes securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$1,509	Last transaction price	Transaction price	$100.00	Increase
Equities	$2,717,850	Discounted cash flow	Discount rate	8.0%	Decrease
			Weighted average cost of capital	40.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	2.5% - 3.0% / 3.0%	Increase
		Entity valuation	Discount for lack of marketability	10.0%	Decrease
			Entity valuation	$23.32	Increase
		Last transaction price	Transaction price	$0.99 - $96.42 / $49.56	Increase
			Adjusted transaction price	$31.12	Increase
		Market comparable	Discount rate	3.0% - 50.0% / 13.6%	Decrease
			EV/EBITDA multiple	7.0	Increase
			EV/Sales multiple	1.0 - 12.6 / 6.6	Increase
			Discount for lack of marketability	15.0% - 30.0% / 18.8%	Decrease
			Premium rate	10.0% - 235.0% / 102.9%	Increase
			EV/GP multiple	4.3	Increase
		Proxy adjustment	Proxy return	21.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $65,727,870,000. Net unrealized appreciation aggregated $43,058,230,000, of which $44,403,266,000 related to appreciated investment securities and $1,345,036,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016